DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Australia - 4.5%
Ampol Ltd.	1,132	$25,892
ANZ Group Holdings Ltd.	16,861	276,733
APA Group(a)	6,471	37,694
Aristocrat Leisure Ltd.	3,274	86,765
ASX Ltd.	1,287	48,025
Aurizon Holdings Ltd.	11,688	27,642
BHP Group Ltd.	28,031	814,597
BlueScope Steel Ltd.	2,379	32,386
Brambles Ltd.	7,289	70,702
Cochlear Ltd.	351	61,745
Coles Group Ltd.	7,156	75,440
Commonwealth Bank of Australia	9,110	603,151
Computershare Ltd.	3,152	51,426
CSL Ltd.	2,597	460,276
Dexus REIT	5,645	28,347
EBOS Group Ltd.	764	17,289
Endeavour Group Ltd.	7,738	27,576
Fortescue Metals Group Ltd.	9,269	128,705
Goodman Group REIT	9,023	136,573
GPT Group REIT	11,034	30,028
IDP Education Ltd.	1,240	19,789
IGO Ltd.	3,512	31,676
Insurance Australia Group Ltd.	12,006	45,275
Lendlease Corp. Ltd.(a)	3,916	19,817
Lottery Corp. Ltd.	13,578	44,341
Macquarie Group Ltd.	1,997	229,716
Medibank Pvt Ltd.	15,582	36,953
Mineral Resources Ltd.	964	44,679
Mirvac Group REIT	21,179	33,210
National Australia Bank Ltd.	16,954	318,136
Newcrest Mining Ltd.	4,541	76,589
Northern Star Resources Ltd.	6,974	53,819
Orica Ltd.	2,566	26,120
Origin Energy Ltd.	9,026	50,940
Pilbara Minerals Ltd.	12,706	38,447
Qantas Airways Ltd.*	5,390	20,640
QBE Insurance Group Ltd.	8,114	78,757
Ramsay Health Care Ltd.	1,077	35,904
REA Group Ltd.	255	27,276
Reece Ltd.	1,026	13,562
Rio Tinto Ltd.	2,028	148,355
Santos Ltd.	17,318	86,067
Scentre Group REIT	28,919	51,530
SEEK Ltd.	1,941	29,065
Sonic Healthcare Ltd.	2,394	49,886
South32 Ltd.	24,670	54,349
Stockland REIT	12,350	33,929
Suncorp Group Ltd.	6,318	55,798
Telstra Group Ltd.	22,052	57,297
Transurban Group(a)	18,173	156,139
Treasury Wine Estates Ltd.	3,910	29,566
Vicinity Ltd. REIT	18,069	21,894
Washington H Soul Pattinson & Co. Ltd.	1,181	25,260
Wesfarmers Ltd.	6,245	217,982
Westpac Banking Corp.	18,997	270,185
WiseTech Global Ltd.	959	43,186
Woodside Energy Group Ltd.	10,682	256,230
Woolworths Group Ltd.	6,618	163,507

(Cost $5,890,443)		6,036,863

Austria - 0.1%
Erste Group Bank AG	1,931	69,035
OMV AG	806	37,381
Verbund AG	394	32,299
voestalpine AG	446	13,048

(Cost $150,029)		151,763

Belgium - 0.5%
Ageas SA/NV	827	32,893
Anheuser-Busch InBev SA/NV	4,845	275,818
D’ieteren Group	108	17,660
Elia Group SA/NV	191	22,057
Groupe Bruxelles Lambert NV	626	50,476
KBC Group NV	1,346	88,390
Lotus Bakeries NV	3	23,650
Sofina SA	93	20,935
Solvay SA	350	40,571
UCB SA	684	61,412
Umicore SA	1,218	32,319
Warehouses De Pauw CVA REIT	1,045	29,915

(Cost $840,013)		696,096

Brazil - 1.1%
Ambev SA	26,300	73,503
Atacadao SA	2,964	6,141
B3 SA - Brasil Bolsa Balcao	31,090	81,177
Banco Bradesco SA	9,678	25,876
Banco BTG Pactual S.A	6,891	45,183
Banco do Brasil SA	5,000	47,556
Banco Santander Brasil SA	2,049	11,217
BB Seguridade Participacoes SA	3,235	19,846
CCR SA	5,360	13,486
Centrais Eletricas Brasileiras SA	6,261	44,580
Cia de Saneamento Basico do Estado de Sao Paulo	1,920	22,457
Cia Siderurgica Nacional SA	3,957	9,677
Cosan SA	5,210	18,433
CPFL Energia SA	1,773	12,227
Energisa SA	2,051	19,093
Eneva SA*	3,626	8,728
Engie Brasil Energia SA	1,304	11,091
Equatorial Energia SA	5,957	38,085

Hapvida Participacoes e Investimentos SA, 144A*	33,394	28,727
Hypera SA	3,014	23,731
JBS SA	5,104	18,965
Klabin SA	3,942	18,118
Localiza Rent a Car SA	5,821	74,349
Lojas Renner SA	6,078	19,675
Magazine Luiza SA*	19,206	10,704
Natura & Co. Holding SA*	6,002	18,399
Petroleo Brasileiro SA	19,469	135,794
PRIO SA*	3,690	34,590
Raia Drogasil SA	7,106	39,433
Rede D’Or Sao Luiz SA, 144A	2,233	12,923
Rumo SA	7,169	32,356
Sendas Distribuidora SA	6,762	15,853
Suzano SA	4,434	44,904
Telefonica Brasil SA	2,515	21,000
TIM SA	4,993	14,529
TOTVS SA	1,901	10,649
Ultrapar Participacoes SA	3,444	12,630
Vale SA	18,032	236,977
Vibra Energia SA	5,082	18,944
WEG SA	9,143	66,245

(Cost $1,204,534)		1,417,851

Canada - 7.4%
Agnico Eagle Mines Ltd.	2,742	133,143
Air Canada*	1,018	17,193
Algonquin Power & Utilities Corp.	3,025	22,902
Alimentation Couche-Tard, Inc.	4,229	221,152
AltaGas Ltd.	1,555	30,405
ARC Resources Ltd.	3,455	52,699
Bank of Montreal	4,080	351,384
Bank of Nova Scotia	6,663	316,187
Barrick Gold Corp.	2,794	45,376
Barrick Gold Corp.	6,997	113,406
BCE, Inc.	224	9,489
Brookfield Asset Management Ltd., Class A	1,924	66,483
Brookfield Corp.	7,558	257,974
BRP, Inc.	178	13,612
CAE, Inc.*	1,806	43,559
Cameco Corp.	2,292	84,814
Canadian Apartment Properties REIT	436	15,640
Canadian Imperial Bank of Commerce	5,211	206,481
Canadian National Railway Co.	3,058	344,455
Canadian Natural Resources Ltd.	5,942	384,436
Canadian Pacific Kansas City Ltd.	5,196	412,465
Canadian Tire Corp. Ltd., Class A	348	41,285
Canadian Utilities Ltd., Class A	795	18,839
CCL Industries, Inc., Class B	682	30,481
Cenovus Energy, Inc.	8,131	162,115
CGI, Inc.*	1,124	117,208
Constellation Software, Inc.	108	221,840
Descartes Systems Group, Inc.*	534	40,038
Dollarama, Inc.	1,483	96,156
Element Fleet Management Corp.	1,662	25,547
Emera, Inc.	1,595	59,789
Empire Co. Ltd., Class A	1,021	26,598
Enbridge, Inc.	10,874	381,781
Fairfax Financial Holdings Ltd.	122	100,608
First Quantum Minerals Ltd.	3,134	84,195
FirstService Corp.	251	37,957
Fortis, Inc.	2,576	101,023
Franco-Nevada Corp.	980	141,183
George Weston Ltd.	338	37,485
GFL Environmental, Inc.	1,080	35,001
Gildan Activewear, Inc.	880	26,246
Great-West Lifeco, Inc.	1,338	38,451
Hydro One Ltd., 144A	1,597	41,509
iA Financial Corp., Inc.	487	30,553
IGM Financial, Inc.	297	8,467
Imperial Oil Ltd.	1,130	64,169
Intact Financial Corp.	951	134,078
Ivanhoe Mines Ltd., Class A*	3,638	32,363
Keyera Corp.	1,294	31,967
Kinross Gold Corp.	7,362	37,377
Loblaw Cos. Ltd.	895	77,716
Lundin Mining Corp.	3,958	30,699
Magna International, Inc.	1,445	84,997
Manulife Financial Corp.	10,018	185,205
Metro, Inc.	1,280	65,970
National Bank of Canada	1,875	130,676
Northland Power, Inc.	1,498	28,326
Nutrien Ltd.	2,675	169,444
Nuvei Corp., 144A	390	7,040
Onex Corp.	462	28,547
Open Text Corp.	1,346	54,240
Pan American Silver Corp.	2,077	34,340
Parkland Corp.	871	23,045
Pembina Pipeline Corp.	2,878	89,458
Power Corp. of Canada	2,891	78,951
Quebecor, Inc., Class B	1,005	22,975
RB Global, Inc.	1,009	62,398
Restaurant Brands International, Inc.	1,700	118,077
RioCan Real Estate Investment Trust REIT	676	9,661
Rogers Communications, Inc., Class B	1,850	75,262
Royal Bank of Canada	7,647	688,977
Saputo, Inc.	1,462	31,605
Shopify, Inc., Class A*	6,445	428,760
Stantec, Inc.	673	44,956
Sun Life Financial, Inc.	3,296	160,775

Suncor Energy, Inc.	7,387	250,224
TC Energy Corp.	5,517	199,252
Teck Resources Ltd., Class B	2,316	95,780
TELUS Corp.	2,690	47,242
TFI International, Inc.	379	51,644
Thomson Reuters Corp.	892	114,860
TMX Group Ltd.	1,685	37,286
Toromont Industries Ltd.	515	42,246
Toronto-Dominion Bank	10,140	618,516
Tourmaline Oil Corp.	1,717	88,048
West Fraser Timber Co. Ltd.	266	20,108
Wheaton Precious Metals Corp.	2,428	105,911
WSP Global, Inc.	674	94,406

(Cost $8,095,849)		9,845,187

Chile - 0.1%
Antofagasta PLC	2,156	39,548
Banco de Chile	258,773	28,228
Banco de Credito e Inversiones SA	251	7,221
Banco Santander Chile	361,173	17,284
Cencosud SA	8,433	18,052
Cia Cervecerias Unidas SA	667	4,930
Cia Sud Americana de Vapores SA	36,842	2,459
Empresas CMPC SA	7,496	13,610
Empresas Copec SA	2,226	16,078
Enel Americas SA*	107,638	12,792
Enel Chile SA	123,794	8,342
Falabella SA	4,372	10,769

(Cost $202,246)		179,313

China - 7.5%
360 Security Technology, Inc., Class A*	3,700	5,684
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	6,443
3SBio, Inc., 144A*	9,586	8,019
AAC Technologies Holdings, Inc.	3,567	6,914
Advanced Micro-Fabrication Equipment Inc China, Class A*	350	7,326
AECC Aviation Power Co. Ltd., Class A	1,000	5,392
Agricultural Bank of China Ltd., Class A	28,900	13,740
Agricultural Bank of China Ltd., Class H	157,970	54,185
Aier Eye Hospital Group Co. Ltd., Class A	4,061	10,055
Air China Ltd., Class A*	6,900	8,201
Air China Ltd., Class H*	9,926	7,354
Akeso, Inc., 144A*	3,369	14,799
Alibaba Group Holding Ltd.*	89,013	1,023,797
Aluminum Corp. of China Ltd., Class A	7,300	5,938
Aluminum Corp. of China Ltd., Class H	18,664	9,020
Anhui Conch Cement Co. Ltd., Class A	1,200	4,234
Anhui Conch Cement Co. Ltd., Class H	6,575	18,277
Anhui Gujing Distillery Co. Ltd., Class A	100	3,958
Anhui Gujing Distillery Co. Ltd., Class B	526	8,750
ANTA Sports Products Ltd.	6,442	72,574
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,119
Autohome, Inc., ADR	380	10,982
AviChina Industry & Technology Co. Ltd., Class H	21,908	9,833
Baidu, Inc., Class A*	12,102	215,116
Bank of Beijing Co. Ltd., Class A	11,100	6,818
Bank of China Ltd., Class A	16,800	8,657
Bank of China Ltd., Class H	432,156	146,580
Bank of Communications Co. Ltd., Class A	11,800	8,999
Bank of Communications Co. Ltd., Class H	49,744	28,480
Bank of Hangzhou Co. Ltd., Class A	3,700	5,694
Bank of Jiangsu Co. Ltd., Class A	11,600	11,365
Bank of Nanjing Co. Ltd., Class A	7,900	8,597
Bank of Ningbo Co. Ltd., Class A	2,210	7,947
Bank of Shanghai Co. Ltd., Class A	5,590	4,570
Baoshan Iron & Steel Co. Ltd., Class A	10,200	8,493
Beijing Capital International Airport Co. Ltd., Class H*	6,501	3,407
Beijing Kingsoft Office Software, Inc., Class A	256	13,881
Beijing Tongrentang Co. Ltd., Class A	100	773
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	203	1,392
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	10,800	7,568
Betta Pharmaceuticals Co. Ltd., Class A	400	2,717
BGI Genomics Co. Ltd., Class A	500	3,691
Bilibili, Inc., Class Z*	1,128	16,872
BOE Technology Group Co. Ltd., Class A	15,500	8,541
BYD Co. Ltd., Class A	700	23,989
BYD Co. Ltd., Class H	5,799	181,756
BYD Electronic International Co. Ltd.	2,894	13,414
CGN Power Co. Ltd., Class H, 144A	82,381	20,589
Changchun High & New Technology Industry Group, Inc., Class A	200	3,779
Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	4,853
China Cinda Asset Management Co. Ltd., Class H	54,699	5,371
China CITIC Bank Corp. Ltd., Class H	52,339	23,292
China Coal Energy Co. Ltd., Class H	5,298	3,614
China Communications Services Corp. Ltd., Class H	14,234	6,407
China Conch Venture Holdings Ltd.	10,486	10,309
China Construction Bank Corp., Class A	4,300	3,545
China Construction Bank Corp., Class H	519,991	278,483
China CSSC Holdings Ltd., Class A	2,400	9,362

China Energy Engineering Corp. Ltd., Class A	17,700	5,570
China Everbright Bank Co. Ltd., Class A	14,000	5,790
China Everbright Bank Co. Ltd., Class H	13,497	3,890
China Evergrande Group*	8,123	285
China Feihe Ltd., 144A	21,663	13,038
China Galaxy Securities Co. Ltd., Class A	1,470	2,329
China Galaxy Securities Co. Ltd., Class H	26,284	14,144
China Hongqiao Group Ltd.	14,641	14,599
China International Capital Corp. Ltd., Class H, 144A	8,796	16,914
China Jushi Co. Ltd., Class A	4,400	8,440
China Life Insurance Co. Ltd., Class A	700	3,427
China Life Insurance Co. Ltd., Class H	41,086	62,344
China Literature Ltd., 144A*	2,048	8,226
China Longyuan Power Group Corp. Ltd., Class H	21,208	16,794
China Meidong Auto Holdings Ltd.	2,636	1,986
China Mengniu Dairy Co. Ltd.*	17,015	57,278
China Merchants Bank Co. Ltd., Class A	7,600	32,947
China Merchants Bank Co. Ltd., Class H	21,031	83,133
China Merchants Energy Shipping Co. Ltd., Class A	6,700	5,422
China Merchants Securities Co. Ltd., Class A	4,200	8,201
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	4,317
China Minsheng Banking Corp. Ltd., Class A	13,500	7,012
China Minsheng Banking Corp. Ltd., Class H	28,896	9,285
China National Building Material Co. Ltd., Class H	15,893	8,086
China National Nuclear Power Co. Ltd., Class A	11,200	11,081
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	3,944
China Oilfield Services Ltd., Class H	10,996	12,465
China Pacific Insurance Group Co. Ltd., Class A	2,100	7,993
China Pacific Insurance Group Co. Ltd., Class H	13,944	31,934
China Petroleum & Chemical Corp., Class A	9,200	7,673
China Petroleum & Chemical Corp., Class H	135,133	79,091
China Railway Group Ltd., Class A	13,900	12,797
China Railway Group Ltd., Class H	18,491	9,785
China Resources Microelectronics Ltd., Class A	622	5,002
China Resources Mixc Lifestyle Services Ltd., 144A	3,535	15,258
China Resources Pharmaceutical Group Ltd., 144A	5,360	3,581
China Shenhua Energy Co. Ltd., Class A	2,690	10,412
China Shenhua Energy Co. Ltd., Class H	18,207	53,049
China Southern Airlines Co. Ltd., Class A*	10,000	8,684
China Southern Airlines Co. Ltd., Class H*	7,607	4,045
China State Construction Engineering Corp. Ltd., Class A	13,900	10,753
China Three Gorges Renewables Group Co. Ltd., Class A	12,800	8,653
China Tourism Group Duty Free Corp. Ltd., Class A	800	11,973
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	620	8,325
China Tower Corp. Ltd., Class H, 144A	293,078	28,402
China United Network Communications Ltd., Class A	10,000	7,159
China Vanke Co. Ltd., Class A	3,300	6,185
China Vanke Co. Ltd., Class H	11,678	13,625
China Yangtze Power Co. Ltd., Class A	8,900	26,978
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	7,558
Chinasoft International Ltd.*	14,445	9,578
Chongqing Brewery Co. Ltd., Class A	200	2,511
Chongqing Changan Automobile Co. Ltd., Class A	3,640	6,272
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	3,668
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	7,288
CITIC Ltd.	29,803	29,604
CITIC Securities Co. Ltd., Class A	8,430	25,715
CITIC Securities Co. Ltd., Class H	8,619	16,837
CMOC Group Ltd., Class A	13,200	10,393
CMOC Group Ltd., Class H	15,252	9,121
Contemporary Amperex Technology Co. Ltd., Class A	1,578	51,291
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	4,734
COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	8,524
COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	19,376
Country Garden Holdings Co. Ltd.*	60,195	6,831
Country Garden Services Holdings Co. Ltd.	11,992	13,793
CRRC Corp. Ltd., Class A	24,300	19,834

CRRC Corp. Ltd., Class H	3,776	1,859
CSC Financial Co. Ltd., Class A	1,960	6,943
CSPC Pharmaceutical Group Ltd.	52,024	39,139
Dali Foods Group Co. Ltd., 144A(b)	15,749	7,531
Daqin Railway Co. Ltd., Class A	7,700	7,544
Daqo New Energy Corp., ADR*	388	14,344
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,008	3,683
Dongfang Electric Corp. Ltd., Class A	100	231
Dongfeng Motor Group Co. Ltd., Class H	23,713	8,708
Dongyue Group Ltd.	9,332	8,020
East Buy Holding Ltd., 144A*	2,750	13,939
East Money Information Co. Ltd., Class A	5,134	11,195
Ecovacs Robotics Co. Ltd., Class A	200	1,457
ENN Energy Holdings Ltd.	4,157	32,599
Eve Energy Co. Ltd., Class A	900	6,109
Everbright Securities Co. Ltd., Class A	1,800	4,244
Flat Glass Group Co. Ltd., Class H	2,614	6,493
Focus Media Information Technology Co. Ltd., Class A	3,200	3,386
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	9,784
Fosun International Ltd.	21,044	13,175
Foxconn Industrial Internet Co. Ltd., Class A	4,600	13,849
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	5,744
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	15,495
Ganfeng Lithium Group Co. Ltd., Class A	700	4,560
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,119	10,132
GD Power Development Co. Ltd., Class A	12,900	6,222
GDS Holdings Ltd., Class A*	4,320	6,236
Gemdale Corp., Class A	1,700	1,682
Genscript Biotech Corp.*	6,892	16,153
GF Securities Co. Ltd., Class A	2,000	4,139
GF Securities Co. Ltd., Class H	6,132	8,757
GigaDevice Semiconductor, Inc., Class A	168	2,169
Ginlong Technologies Co. Ltd., Class A	300	3,093
GoerTek, Inc., Class A	1,500	3,158
Goldwind Science & Technology Co. Ltd., Class A	4,300	5,613
Gotion High-tech Co. Ltd., Class A*	1,500	4,992
Great Wall Motor Co. Ltd., Class A	1,200	4,305
Great Wall Motor Co. Ltd., Class H	8,119	9,628
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	4,918
Greentown China Holdings Ltd.	4,920	5,847
Guangdong Haid Group Co. Ltd., Class A	400	2,651
Guanghui Energy Co. Ltd., Class A	2,500	2,260
Guangzhou Automobile Group Co. Ltd., Class A	3,800	5,263
Guangzhou Automobile Group Co. Ltd., Class H	17,222	9,070
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	3,609
Guosen Securities Co. Ltd., Class A	5,900	7,523
Guotai Junan Securities Co. Ltd., Class A	3,100	6,202
H World Group Ltd., ADR*	988	39,797
Haidilao International Holding Ltd., 144A	9,916	26,995
Haier Smart Home Co. Ltd., Class A	2,100	6,784
Haier Smart Home Co. Ltd., Class H	12,032	37,205
Haitian International Holdings Ltd.	4,489	9,639
Haitong Securities Co. Ltd., Class A	5,000	6,754
Haitong Securities Co. Ltd., Class H	14,205	8,821
Hangzhou First Applied Material Co. Ltd., Class A	784	3,349
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	2,787
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	9,485
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,060
Hengan International Group Co. Ltd.	3,819	14,171
Hengli Petrochemical Co. Ltd., Class A*	1,800	3,552
Hithink RoyalFlush Information Network Co. Ltd., Class A	400	9,198
Hoshine Silicon Industry Co. Ltd., Class A	500	4,243
Hoyuan Green Energy Co. Ltd., Class A	558	3,196
Hua Hong Semiconductor Ltd., 144A*	2,689	7,029
Huadian Power International Corp. Ltd., Class A	8,000	5,606
Huadong Medicine Co. Ltd., Class A	700	3,654
Hualan Biological Engineering, Inc., Class A	670	1,954
Huaneng Power International, Inc., Class A*	3,500	3,920
Huaneng Power International, Inc., Class H*	17,022	8,508
Huatai Securities Co. Ltd., Class A	1,700	3,709
Huatai Securities Co. Ltd., Class H, 144A	9,693	12,755
Huaxia Bank Co. Ltd., Class A	9,400	7,156
Huayu Automotive Systems Co. Ltd., Class A	1,700	4,389
Huizhou Desay Sv Automotive Co. Ltd., Class A	300	5,998
Hundsun Technologies, Inc., Class A	1,456	7,202
Hygeia Healthcare Holdings Co. Ltd., 144A	2,124	10,739
Iflytek Co. Ltd., Class A	900	6,781

Imeik Technology Development Co. Ltd., Class A	100	6,025
Industrial & Commercial Bank of China Ltd., Class A	33,000	20,949
Industrial & Commercial Bank of China Ltd., Class H	353,454	162,252
Industrial Bank Co. Ltd., Class A	8,800	19,117
Industrial Securities Co. Ltd., Class A	1,950	1,718
Ingenic Semiconductor Co. Ltd., Class A	300	3,044
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	8,018
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,493
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	7,502
Inner Mongolia Yitai Coal Co. Ltd., Class B*	10,900	14,530
Innovent Biologics, Inc., 144A*	5,347	23,932
iQIYI, Inc., ADR*	3,404	17,156
JA Solar Technology Co. Ltd., Class A	1,764	6,746
JD Health International, Inc., 144A*	5,531	29,833
JD Logistics, Inc., 144A*	13,732	18,316
JD.com, Inc., Class A	12,415	203,900
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	3,479
Jiangsu Expressway Co. Ltd., Class H	8,873	8,010
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	5,124
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	14,926
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	12,908
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,603
Jiangxi Copper Co. Ltd., Class A	2,700	7,012
Jiangxi Copper Co. Ltd., Class H	3,974	6,202
Jinko Solar Co. Ltd., Class A	4,383	6,480
Jiumaojiu International Holdings Ltd., 144A	1,953	3,133
Kanzhun Ltd., ADR*	1,212	17,938
KE Holdings, Inc., ADR*	3,589	61,731
Kingdee International Software Group Co. Ltd.*	15,602	24,112
Kingsoft Corp. Ltd.	5,845	23,328
Kuaishou Technology, 144A*	12,939	105,923
Kweichow Moutai Co. Ltd., Class A	400	101,516
Lenovo Group Ltd.	33,923	38,368
Lens Technology Co. Ltd., Class A	2,610	4,411
Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	2,670
Li Auto, Inc., Class A*	6,095	125,594
Li Ning Co. Ltd.	12,557	59,324
Lingyi iTech Guangdong Co., Class A	3,100	2,564
Longfor Group Holdings Ltd., 144A	10,936	23,037
LONGi Green Energy Technology Co. Ltd., Class A	3,340	12,185
Lufax Holding Ltd., ADR	5,225	6,322
Luxshare Precision Industry Co. Ltd., Class A	3,349	15,186
Luzhou Laojiao Co. Ltd., Class A	600	19,152
Mango Excellent Media Co. Ltd., Class A	1,200	4,871
Maxscend Microelectronics Co. Ltd., Class A	160	2,728
Meituan, Class B, 144A*	27,925	457,562
Metallurgical Corp. of China Ltd., Class A	5,900	2,951
Microport Scientific Corp.*	3,646	6,239
Ming Yang Smart Energy Group Ltd., Class A	2,300	4,718
MINISO Group Holding Ltd., ADR*	644	16,680
Minth Group Ltd.	4,579	13,575
Montage Technology Co. Ltd., Class A	617	4,344
Muyuan Foods Co. Ltd., Class A	2,134	11,899
NARI Technology Co. Ltd., Class A	3,691	12,081
NAURA Technology Group Co. Ltd., Class A	200	7,455
NetEase, Inc.	10,740	224,322
New China Life Insurance Co. Ltd., Class A	1,300	7,234
New China Life Insurance Co. Ltd., Class H	4,257	10,661
New Hope Liuhe Co. Ltd., Class A*	1,400	2,245
New Oriental Education & Technology Group, Inc.*	8,270	44,659
Ninestar Corp., Class A	548	2,107
Ningbo Deye Technology Co. Ltd., Class A	180	2,281
Ningbo Tuopu Group Co. Ltd., Class A	500	5,353
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	8,413
NIO, Inc., ADR*	7,771	79,808
Nongfu Spring Co. Ltd., Class H, 144A	8,945	50,244
Oppein Home Group, Inc., Class A	500	6,727
Orient Securities Co. Ltd., Class A	2,048	2,803
People’s Insurance Co. Group of China Ltd., Class A	5,600	4,494
People’s Insurance Co. Group of China Ltd., Class H	44,346	15,098
PetroChina Co. Ltd., Class A	7,700	8,200
PetroChina Co. Ltd., Class H	109,802	79,247
Pharmaron Beijing Co. Ltd., Class A	900	3,685

PICC Property & Casualty Co. Ltd., Class H	37,106	42,678
Ping An Bank Co. Ltd., Class A	6,600	10,094
Ping An Healthcare and Technology Co. Ltd., 144A*	2,085	5,200
Ping An Insurance Group Co. of China Ltd., Class A	4,400	29,498
Ping An Insurance Group Co. of China Ltd., Class H	36,683	219,611
Poly Developments and Holdings Group Co. Ltd., Class A	3,900	7,492
Pop Mart International Group Ltd., 144A	3,770	12,258
Postal Savings Bank of China Co. Ltd., Class A	14,000	9,349
Postal Savings Bank of China Co. Ltd., Class H, 144A	44,006	21,716
Power Construction Corp. of China Ltd., Class A	5,900	4,175
Qifu Technology, Inc., ADR	515	8,755
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,900	7,133
Rongsheng Petrochemical Co. Ltd., Class A	2,550	4,222
SAIC Motor Corp. Ltd., Class A	2,400	4,736
Sanan Optoelectronics Co. Ltd., Class A	1,700	3,670
Sangfor Technologies, Inc., Class A*	400	5,995
Sany Heavy Equipment International Holdings Co. Ltd.	6,832	10,663
Sany Heavy Industry Co. Ltd., Class A	2,800	5,960
Satellite Chemical Co. Ltd., Class A	2,937	6,175
SDIC Power Holdings Co. Ltd., Class A	2,500	4,366
Seazen Holdings Co. Ltd., Class A*	2,500	4,981
SF Holding Co. Ltd., Class A	1,860	11,112
SG Micro Corp., Class A	195	2,075
Shaanxi Coal Industry Co. Ltd., Class A	4,700	10,746
Shandong Gold Mining Co. Ltd., Class A	2,200	7,929
Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	9,667
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	4,093
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	13,359
Shanghai Baosight Software Co. Ltd., Class A	1,092	7,192
Shanghai Baosight Software Co. Ltd., Class B	4,056	9,211
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	4,222
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,018	7,104
Shanghai Junshi Biosciences Co. Ltd., Class A*	270	1,410
Shanghai M&G Stationery, Inc., Class A	800	4,144
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,194
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	8,577
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	8,920
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,160	5,215
Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	5,598
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	1,834
Shanxi Meijin Energy Co. Ltd., Class A*	3,100	3,054
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	13,969
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,129
Shenzhen Dynanonic Co. Ltd., Class A	320	4,124
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	9,851
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	896	3,431
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	16,509
Shenzhen SC New Energy Technology Corp., Class A	300	3,651
Shenzhen Transsion Holdings Co. Ltd., Class A	633	12,770
Shenzhou International Group Holdings Ltd.	4,510	46,294
Sichuan Chuantou Energy Co. Ltd., Class A	1,900	3,906
Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	4,799
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,000	2,153
Silergy Corp.	1,844	16,618
Sinopharm Group Co. Ltd., Class H	8,105	23,512
Sinotruk Hong Kong Ltd.	5,649	10,473
Smoore International Holdings Ltd., 144A	10,110	10,223
StarPower Semiconductor Ltd., Class A	100	2,722
Sungrow Power Supply Co. Ltd., Class A	500	6,853
Sunny Optical Technology Group Co. Ltd.	3,609	29,498
Suzhou Maxwell Technologies Co. Ltd., Class A	160	3,354
TAL Education Group, ADR*	2,073	14,615
TBEA Co. Ltd., Class A	1,950	3,939
TCL Technology Group Corp., Class A*	1,280	721

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,375	4,846
Tencent Holdings Ltd.	36,745	1,522,774
Tencent Music Entertainment Group, ADR*	3,659	24,954
Tianma Microelectronics Co. Ltd., Class A*	1,000	1,182
Tianqi Lithium Corp., Class A	800	6,328
Tingyi Cayman Islands Holding Corp.	13,235	19,442
Tongcheng Travel Holdings Ltd.*	5,989	13,425
Tongwei Co. Ltd., Class A	1,700	7,494
Topsports International Holdings Ltd., 144A	16,911	13,758
TravelSky Technology Ltd., Class H	4,346	7,792
Trina Solar Co. Ltd., Class A	1,184	5,528
Trip.com Group Ltd.*	2,851	112,479
Tsingtao Brewery Co. Ltd., Class A	200	2,504
Tsingtao Brewery Co. Ltd., Class H	2,870	23,916
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	475	6,052
Uni-President China Holdings Ltd.	10,252	7,582
Unisplendour Corp. Ltd., Class A*	1,880	6,957
Vipshop Holdings Ltd., ADR*	1,999	31,564
Walvax Biotechnology Co. Ltd., Class A	900	2,927
Wanhua Chemical Group Co. Ltd., Class A	1,021	13,152
Weibo Corp., ADR	333	4,296
Weichai Power Co. Ltd., Class A	2,100	3,405
Weichai Power Co. Ltd., Class H	7,703	9,999
Wens Foodstuffs Group Co. Ltd., Class A	2,440	5,586
Will Semiconductor Co. Ltd., Class A	540	6,828
Wingtech Technology Co. Ltd., Class A*	478	3,033
Wuliangye Yibin Co. Ltd., Class A	1,200	25,708
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	4,355
WuXi AppTec Co. Ltd., Class A	920	10,303
WuXi AppTec Co. Ltd., Class H, 144A	2,094	22,936
Wuxi Biologics Cayman, Inc., 144A*	21,529	121,202
Xiaomi Corp., Class B, 144A*	83,432	131,494
Xinyi Solar Holdings Ltd.	24,569	20,520
XPeng, Inc., Class A*	5,888	55,221
Xtep International Holdings Ltd.	8,580	8,501
Yadea Group Holdings Ltd., 144A	6,987	13,435
Yankuang Energy Group Co. Ltd., Class A	1,050	2,486
Yankuang Energy Group Co. Ltd., Class H	14,244	22,377
Yifeng Pharmacy Chain Co. Ltd., Class A	840	4,104
Yihai International Holding Ltd.*	2,432	4,559
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,900
YongXing Special Materials Technology Co. Ltd., Class A	390	2,671
Yonyou Network Technology Co. Ltd., Class A	1,700	4,240
YTO Express Group Co. Ltd., Class A	900	1,867
Yum China Holdings, Inc.	2,265	121,608
Yunnan Baiyao Group Co. Ltd., Class A	560	4,205
Yunnan Energy New Material Co. Ltd., Class A	300	2,737
Zai Lab Ltd.*	5,802	15,499
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	7,594
Zhaojin Mining Industry Co. Ltd., Class H	8,439	11,923
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	4,086
Zhejiang Dahua Technology Co. Ltd., Class A	3,600	10,675
Zhejiang Expressway Co. Ltd., Class H	5,816	4,346
Zhejiang Huayou Cobalt Co. Ltd., Class A	650	3,564
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	4,644
Zhejiang NHU Co. Ltd., Class A	2,160	4,832
Zhejiang Supcon Technology Co. Ltd., Class A	404	2,800
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,473	16,261
Zhongji Innolight Co. Ltd., Class A	600	9,450
Zhongsheng Group Holdings Ltd.	3,824	11,654
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	11,526
Zijin Mining Group Co. Ltd., Class A	6,800	11,549
Zijin Mining Group Co. Ltd., Class H	34,308	53,984
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	3,906
ZTE Corp., Class A	1,512	7,365
ZTE Corp., Class H	3,477	11,195
ZTO Express Cayman, Inc., ADR	2,213	55,635

(Cost $11,757,359)		10,016,506

Colombia - 0.0%
Bancolombia SA	1,292	9,191
Interconexion Electrica SA ESP	2,692	9,859

(Cost $24,936)		19,050

Cyprus - 0.0%
TCS Group Holding PLC, GDR*(b)
(Cost $34,897)	608	0

Czech Republic - 0.0%
CEZ AS	748	31,847
Komercni Banka AS	414	12,954
Moneta Money Bank AS, 144A	1,846	6,886

(Cost $36,632)		51,687

Denmark - 2.0%
A.P. Moller - Maersk A/S, Class A	15	26,887

A.P. Moller - Maersk A/S, Class B	26	47,305
Carlsberg A/S, Class B	506	73,326
Chr Hansen Holding A/S	622	40,670
Coloplast A/S, Class B	654	74,714
Danske Bank A/S	3,671	82,600
Demant A/S*	659	27,010
DSV A/S	1,016	193,278
Genmab A/S*	350	134,437
Novo Nordisk A/S, Class B	8,916	1,652,673
Novozymes A/S, Class B	1,088	47,252
Orsted AS, 144A	976	62,836
Pandora A/S	496	51,512
ROCKWOOL A/S, Class B	27	6,908
Tryg A/S	2,057	39,281
Vestas Wind Systems A/S*	5,535	128,029

(Cost $1,391,720)		2,688,718

Egypt - 0.0%
Commercial International Bank Egypt SAE	15,165	27,974
Eastern Co. SAE	4,376	2,875

(Cost $32,658)		30,849

Finland - 0.7%
Elisa OYJ	869	42,658
Fortum OYJ	1,960	26,354
Kesko OYJ, Class B	1,624	31,733
Kone OYJ, Class B	1,822	82,979
Metso Corp.	3,013	34,713
Neste OYJ	2,319	84,944
Nokia OYJ	29,278	117,053
Nordea Bank Abp	16,961	186,178
Orion OYJ, Class B	457	18,727
Sampo OYJ, Class A	2,411	105,960
Stora Enso OYJ, Class R	2,625	33,460
UPM-Kymmene OYJ	3,085	105,776
Wartsila OYJ Abp	2,903	36,909

(Cost $968,790)		907,444

France - 7.5%
Accor SA	985	35,343
Aeroports de Paris	174	22,943
Air Liquide SA	2,820	510,236
Airbus SE	3,272	480,328
Alstom SA	1,849	51,147
Amundi SA, 144A	378	22,564
Arkema SA	368	38,563
AXA SA	9,777	294,462
BioMerieux	238	24,672
BNP Paribas SA	5,623	364,070
Bollore SE	5,529	32,765
Bouygues SA	1,042	36,044
Bureau Veritas SA	1,752	47,001
Capgemini SE	925	172,871
Carrefour SA	3,166	60,662
Cie de Saint-Gobain SA	2,529	164,978
Cie Generale des Etablissements Michelin SCA	3,620	113,482
Covivio SA REIT	186	9,088
Credit Agricole SA	6,975	88,158
Danone SA	3,463	202,137
Dassault Aviation SA	152	29,932
Dassault Systemes SE	3,594	142,675
Edenred	1,429	91,175
Eiffage SA	345	34,163
Engie SA	9,843	158,925
EssilorLuxottica SA	1,630	307,367
Eurazeo SE	248	14,643
Gecina SA REIT	216	23,153
Getlink SE	1,924	32,244
Hermes International SCA	176	362,759
Ipsen SA	155	20,135
Kering SA	420	225,072
Klepierre SA REIT	1,245	32,940
La Francaise des Jeux SAEM, 144A	466	16,877
Legrand SA	1,442	142,447
L’Oreal SA	1,301	572,478
LVMH Moet Hennessy Louis Vuitton SE	1,520	1,289,232
Orange SA	10,024	112,587
Pernod Ricard SA	1,127	221,438
Publicis Groupe SA	1,222	95,485
Remy Cointreau SA*	132	20,461
Renault SA	1,162	47,043
Safran SA	1,846	296,854
Sanofi	6,215	664,758
Sartorius Stedim Biotech	145	41,210
Schneider Electric SE	3,017	518,792
SEB SA	165	18,160
Societe Generale SA	3,896	110,749
Sodexo SA	462	49,606
Teleperformance SE	331	45,888
Thales SA	543	79,371
TotalEnergies SE	12,411	781,499
Unibail-Rodamco-Westfield REIT*	650	34,811
Valeo SE	1,380	26,935
Veolia Environnement SA	3,496	109,405
Vinci SA	2,833	316,289
Vivendi SE	3,875	35,338
Wendel SE	166	15,201
Worldline SA, 144A*	1,243	40,543

(Cost $7,554,057)		9,950,154

Germany - 5.0%
adidas AG	865	172,979
Allianz SE	2,243	545,664
BASF SE	4,968	252,060

Bayer AG	5,256	288,045
Bayerische Motoren Werke AG	1,754	184,813
Bechtle AG	466	22,709
Beiersdorf AG	579	75,843
Brenntag SE	766	62,080
Carl Zeiss Meditec AG	160	15,913
Commerzbank AG	5,399	59,422
Continental AG	530	39,436
Covestro AG, 144A*	1,012	53,848
Daimler Truck Holding AG	2,907	102,415
Delivery Hero SE, 144A*	879	32,145
Deutsche Bank AG(c)	10,147	110,602
Deutsche Boerse AG	1,020	181,224
Deutsche Lufthansa AG*	4,050	36,218
Deutsche Telekom AG	17,435	373,235
DHL Group	5,386	251,630
E.ON SE	11,941	147,351
Evonik Industries AG	897	17,221
Fresenius Medical Care AG & Co. KGaA	982	47,438
Fresenius SE & Co. KGaA	2,261	72,595
GEA Group AG	769	30,353
Hannover Rueck SE	347	73,843
Heidelberg Materials AG	687	55,335
HelloFresh SE*	935	30,234
Henkel AG & Co. KGaA	577	39,905
Infineon Technologies AG	7,083	253,570
Knorr-Bremse AG	426	29,148
LEG Immobilien SE*	463	33,437
Mercedes-Benz Group AG	4,312	315,798
Merck KGaA	709	127,622
MTU Aero Engines AG	322	75,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	754	292,865
Nemetschek SE	340	23,500
Puma SE	610	41,010
Rational AG	32	24,411
Rheinmetall AG	220	59,949
RWE AG	3,397	140,196
SAP SE	5,739	801,658
Scout24 SE, 144A	317	21,869
Siemens AG	4,100	617,438
Siemens Energy AG*	2,893	41,283
Siemens Healthineers AG, 144A	1,483	74,374
Symrise AG	720	75,075
Talanx AG	349	23,482
Telefonica Deutschland Holding AG	5,759	10,953
Volkswagen AG	126	18,021
Vonovia SE	3,877	92,951
Wacker Chemie AG	111	16,381
Zalando SE, 144A*	1,332	41,496

(Cost $6,196,554)		6,626,392

Greece - 0.1%
Alpha Services and Holdings SA*	12,017	20,282
Eurobank Ergasias Services and Holdings SA*	16,513	28,703
Hellenic Telecommunications Organization SA	1,100	16,460
JUMBO SA	804	24,864
Motor Oil Hellas Corinth Refineries SA	140	3,568
Mytilineos SA	568	23,060
National Bank of Greece SA*	1,750	11,906
OPAP SA	1,006	16,996
Piraeus Financial Holdings SA*	4,844	16,766
Public Power Corp. SA*	1,163	12,737

(Cost $124,160)		175,342

Hong Kong - 2.0%
AIA Group Ltd.	62,664	568,921
Alibaba Health Information Technology Ltd.*	25,048	14,788
Beijing Enterprises Holdings Ltd.	4,754	17,822
Beijing Enterprises Water Group Ltd.	29,600	6,832
BOC Hong Kong Holdings Ltd.	20,760	57,708
Bosideng International Holdings Ltd.	14,160	5,561
Budweiser Brewing Co. APAC Ltd., 144A	10,027	21,736
C&D International Investment Group Ltd.	1,347	3,428
China Everbright Environment Group Ltd.	26,229	9,565
China Gas Holdings Ltd.	9,431	9,621
China Jinmao Holdings Group Ltd.	29,943	4,238
China Medical System Holdings Ltd.	8,280	11,952
China Merchants Port Holdings Co. Ltd.	8,916	10,664
China Overseas Land & Investment Ltd.	20,926	44,134
China Overseas Property Holdings Ltd.	9,399	11,230
China Power International Development Ltd.	32,211	11,500
China Resources Beer Holdings Co. Ltd.	8,382	49,272
China Resources Cement Holdings Ltd.	18,836	6,245
China Resources Gas Group Ltd.	5,528	15,543
China Resources Land Ltd.	16,909	71,475
China Resources Power Holdings Co. Ltd.	11,465	22,455
China Ruyi Holdings Ltd.*	10,522	2,791
China State Construction International Holdings Ltd.	5,764	6,416
China Taiping Insurance Holdings Co. Ltd.	8,417	8,865
China Traditional Chinese Medicine Holdings Co. Ltd.	18,429	7,191
Chow Tai Fook Jewellery Group Ltd.	11,774	17,866
CK Asset Holdings Ltd.	10,635	58,719
CK Hutchison Holdings Ltd.	14,322	78,072
CK Infrastructure Holdings Ltd.	2,240	11,339
CLP Holdings Ltd.	8,608	67,504
COSCO SHIPPING Ports Ltd.	8,299	5,111

ESR Group Ltd., 144A	14,864	22,327
Far East Horizon Ltd.	11,701	7,997
Futu Holdings Ltd., ADR*	290	17,284
Galaxy Entertainment Group Ltd.*	11,799	78,085
GCL Technology Holdings Ltd.	124,733	21,631
Geely Automobile Holdings Ltd.	31,985	39,725
Guangdong Investment Ltd.	16,239	12,693
Hang Lung Properties Ltd.	11,594	15,493
Hang Seng Bank Ltd.	5,046	64,343
Henderson Land Development Co. Ltd.	8,011	22,013
HKT Trust & HKT Ltd.(a)	19,553	20,844
Hong Kong & China Gas Co. Ltd.	58,802	43,264
Hong Kong Exchanges & Clearing Ltd.	6,480	251,190
Hongkong Land Holdings Ltd.	4,700	16,685
Jardine Matheson Holdings Ltd.	921	43,803
Kingboard Holdings Ltd.	3,978	9,029
Kingboard Laminates Holdings Ltd.	6,739	5,603
Kunlun Energy Co. Ltd.	15,278	11,182
Link REIT	14,095	69,915
MTR Corp. Ltd.	7,996	33,392
New World Development Co. Ltd.	9,515	20,213
Nine Dragons Paper Holdings Ltd.*	11,423	6,336
Orient Overseas International Ltd.	824	11,053
Power Assets Holdings Ltd.	8,161	40,220
Prudential PLC	14,652	179,338
Shenzhen International Holdings Ltd.	8,123	5,780
Sino Biopharmaceutical Ltd.	53,674	20,396
Sino Land Co. Ltd.	16,821	19,283
SITC International Holdings Co. Ltd.	7,529	14,036
Sun Hung Kai Properties Ltd.	7,552	85,031
Swire Pacific Ltd., Class A	1,874	15,461
Swire Properties Ltd.	8,946	18,708
Techtronic Industries Co. Ltd.	7,328	72,417
Vinda International Holdings Ltd.	3,130	7,248
Want Want China Holdings Ltd.	26,923	17,817
WH Group Ltd., 144A	39,827	20,517
Wharf Real Estate Investment Co. Ltd.	10,016	41,763
Xinyi Glass Holdings Ltd.	10,872	16,054
Yuexiu Property Co. Ltd.	11,555	14,322

(Cost $3,176,323)		2,671,055

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	2,264	17,139
OTP Bank Nyrt	1,369	55,926
Richter Gedeon Nyrt	579	14,531

(Cost $84,381)		87,596

India - 4.1%
ABB India Ltd.	364	19,265
Adani Enterprises Ltd.	873	25,512
Adani Green Energy Ltd.*	1,907	21,392
Adani Ports & Special Economic Zone Ltd.	2,531	24,220
Adani Power Ltd.*	4,860	18,862
Ambuja Cements Ltd.	3,761	19,462
Apollo Hospitals Enterprise Ltd.	448	26,052
Ashok Leyland Ltd.	10,630	23,607
Asian Paints Ltd.	2,251	88,535
Astral Ltd.	804	18,977
AU Small Finance Bank Ltd., 144A	1,340	11,712
Aurobindo Pharma Ltd.	1,823	18,277
Avenue Supermarts Ltd., 144A*	813	36,536
Axis Bank Ltd.	12,277	144,368
Bajaj Auto Ltd.	375	20,899
Bajaj Finance Ltd.	1,452	125,633
Bajaj Finserv Ltd.	2,280	41,006
Bajaj Holdings & Investment Ltd.	177	15,902
Balkrishna Industries Ltd.	426	11,954
Bandhan Bank Ltd., 144A	3,700	10,262
Bank of Baroda	4,743	10,722
Berger Paints India Ltd.	1,200	10,416
Bharat Electronics Ltd.	15,339	24,680
Bharat Forge Ltd.	1,102	14,248
Bharat Petroleum Corp. Ltd.	3,897	16,031
Bharti Airtel Ltd.	11,993	124,064
Britannia Industries Ltd.	588	31,733
CG Power & Industrial Solutions Ltd.	2,517	13,054
Cholamandalam Investment and Finance Co. Ltd.	2,409	32,645
Cipla Ltd.	3,005	45,649
Coal India Ltd.	8,686	24,137
Colgate-Palmolive India Ltd.	694	16,280
Container Corp. Of India Ltd.	1,452	11,793
Cummins India Ltd.	901	18,586
Dabur India Ltd.	3,991	26,664
Divi’s Laboratories Ltd.	734	31,848
DLF Ltd.	3,332	20,289
Dr. Reddy’s Laboratories Ltd.	626	42,405
Eicher Motors Ltd.	766	30,873
GAIL India Ltd.	13,881	19,282
Godrej Consumer Products Ltd.*	1,827	22,183
Godrej Properties Ltd.*	767	15,248
Grasim Industries Ltd.	1,167	25,246
Havells India Ltd.	1,403	23,464
HCL Technologies Ltd.	4,736	67,056
HDFC Asset Management Co. Ltd., 144A	617	18,813
HDFC Bank Ltd.	15,380	291,943
HDFC Life Insurance Co. Ltd., 144A	5,058	39,392
Hero MotoCorp Ltd.	692	24,374
Hindalco Industries Ltd.	6,994	38,849
Hindustan Aeronautics Ltd.	510	24,028
Hindustan Petroleum Corp. Ltd.*	3,845	11,523
Hindustan Unilever Ltd.	4,481	135,592
ICICI Bank Ltd.	28,161	326,133

ICICI Lombard General Insurance Co. Ltd., 144A	1,437	22,803
ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	16,130
IDFC First Bank Ltd.*	20,403	23,007
Indian Hotels Co. Ltd.	5,027	25,558
Indian Oil Corp. Ltd.	15,346	16,516
Indian Railway Catering & Tourism Corp. Ltd.	1,558	12,647
Indraprastha Gas Ltd.	1,513	8,548
Info Edge India Ltd.	447	23,388
Infosys Ltd.	17,737	307,546
InterGlobe Aviation Ltd., 144A*	612	18,001
ITC Ltd.	15,775	83,785
Jindal Steel & Power Ltd.	2,591	21,423
Jio Financial Services Ltd.*	16,397	46,248
JSW Steel Ltd.	3,244	30,551
Jubilant Foodworks Ltd.	2,564	15,859
Kotak Mahindra Bank Ltd.	6,043	128,380
Larsen & Toubro Ltd.	3,699	120,760
LTIMindtree Ltd., 144A	488	30,614
Lupin Ltd.	460	6,100
Mahindra & Mahindra Ltd.	5,273	100,344
Marico Ltd.	3,283	22,606
Maruti Suzuki India Ltd.	763	92,200
Max Healthcare Institute Ltd.*	4,561	32,481
Mphasis Ltd.	553	16,224
MRF Ltd.	5	6,564
Muthoot Finance Ltd.	756	11,509
Nestle India Ltd.	177	47,008
NTPC Ltd.	24,064	64,036
Oil & Natural Gas Corp. Ltd.	14,196	29,863
Page Industries Ltd.	35	16,976
Petronet LNG Ltd.	3,652	9,498
PI Industries Ltd.	355	15,559
Pidilite Industries Ltd.	770	23,392
Power Finance Corp. Ltd.	6,609	20,772
Power Grid Corp. of India Ltd.	17,432	51,494
REC Ltd.	6,811	19,634
Reliance Industries Ltd.	16,397	476,741
Samvardhana Motherson International Ltd.	11,778	13,629
SBI Cards & Payment Services Ltd.	1,384	13,651
SBI Life Insurance Co. Ltd., 144A	2,079	32,460
Shree Cement Ltd.	38	10,925
Shriram Finance Ltd.	1,649	38,409
Siemens Ltd.	413	19,566
Sona Blw Precision Forgings Ltd., 144A	2,705	19,461
SRF Ltd.	615	17,506
State Bank of India	10,321	69,984
Sun Pharmaceutical Industries Ltd.	5,281	70,910
Supreme Industries Ltd.	378	20,354
Tata Consultancy Services Ltd.	4,813	195,157
Tata Consumer Products Ltd.	3,294	33,198
Tata Elxsi Ltd.	210	18,383
Tata Motors Ltd.	8,613	62,527
Tata Power Co. Ltd.	8,029	23,771
Tata Steel Ltd.	39,753	59,015
Tech Mahindra Ltd.	2,448	35,542
Titan Co. Ltd.	1,960	73,499
Torrent Pharmaceuticals Ltd.	496	11,039
Trent Ltd.	1,162	28,754
Tube Investments of India Ltd.	613	21,477
TVS Motor Co. Ltd.	1,211	20,770
UltraTech Cement Ltd.	660	66,150
United Spirits Ltd.*	1,860	22,637
UPL Ltd.	2,858	20,408
Varun Beverages Ltd.	2,890	31,401
Vedanta Ltd.	2,680	7,520
Wipro Ltd.	6,579	32,455
Yes Bank Ltd.*	56,316	11,428
Zomato Ltd.*	26,626	31,390

(Cost $4,365,278)		5,499,817

Indonesia - 0.6%
Aneka Tambang Tbk	47,388	6,192
GoTo Gojek Tokopedia Tbk PT*	3,970,237	25,026
PT Adaro Energy Indonesia Tbk	82,036	14,382
PT Astra International Tbk	100,569	42,592
PT Bank Central Asia Tbk	302,998	182,535
PT Bank Mandiri Persero Tbk	184,574	73,018
PT Bank Negara Indonesia Persero Tbk	41,364	24,919
PT Bank Rakyat Indonesia Persero Tbk	368,084	134,134
PT Barito Pacific Tbk	142,535	10,014
PT Charoen Pokphand Indonesia Tbk*	46,010	15,634
PT Indah Kiat Pulp & Paper Tbk	20,659	12,344
PT Indofood CBP Sukses Makmur Tbk	15,127	11,124
PT Indofood Sukses Makmur Tbk	13,056	6,086
PT Kalbe Farma Tbk	126,870	15,119
PT Merdeka Copper Gold Tbk*	79,644	17,675
PT Sarana Menara Nusantara Tbk	163,488	11,057
PT Semen Indonesia Persero Tbk	26,264	11,726
PT Sumber Alfaria Trijaya Tbk	109,079	20,770
PT Telkom Indonesia Persero Tbk	276,435	67,702
PT Unilever Indonesia Tbk	51,686	12,455
PT United Tractors Tbk	11,193	19,108
PT Vale Indonesia Tbk	18,118	7,019

(Cost $633,311)		740,631

Ireland - 1.0%
AerCap Holdings NV*	924	56,845
AIB Group PLC	6,701	30,533
Bank of Ireland Group PLC	5,757	57,420
CRH PLC	4,100	236,163

DCC PLC	435	23,844
Experian PLC	4,910	171,796
Flutter Entertainment PLC*	976	177,693
James Hardie Industries PLC CDI*	2,457	74,076
Kerry Group PLC, Class A	901	84,159
Kingspan Group PLC	749	63,415
PDD Holdings, Inc., ADR*	3,287	325,314
Smurfit Kappa Group PLC	1,239	52,101

(Cost $1,036,865)		1,353,359

Israel - 0.4%
Azrieli Group Ltd.	249	13,370
Bank Hapoalim BM	6,392	53,011
Bank Leumi Le-Israel BM	7,825	60,842
Check Point Software Technologies Ltd.*	545	73,352
CyberArk Software Ltd.*	225	37,359
Elbit Systems Ltd.	143	28,137
Global-e Online Ltd.*	565	22,391
ICL Group Ltd.	4,138	24,808
Israel Discount Bank Ltd., Class A	5,941	29,759
Mizrahi Tefahot Bank Ltd.	999	32,888
Monday.com Ltd.*	122	21,648
Nice Ltd.*	335	66,242
Teva Pharmaceutical Industries Ltd., ADR*	6,161	60,131
Wix.com Ltd.*	337	33,285

(Cost $567,819)		557,223

Italy - 1.4%
Amplifon SpA	518	16,873
Assicurazioni Generali SpA	5,454	113,136
Davide Campari-Milano NV	3,324	43,505
DiaSorin SpA	150	15,868
Enel SpA	43,284	291,466
Eni SpA	13,273	205,584
Ferrari NV	691	219,541
FinecoBank Banca Fineco SpA	2,978	40,882
Infrastrutture Wireless Italiane SpA, 144A	2,148	26,588
Intesa Sanpaolo SpA	85,643	229,567
Mediobanca Banca di Credito Finanziario SpA	2,730	35,731
Moncler SpA	1,076	73,086
Nexi SpA, 144A*	3,229	23,221
Poste Italiane SpA, 144A	2,858	31,781
Prysmian SpA	1,468	60,155
Recordati Industria Chimica e Farmaceutica SpA	624	31,382
Snam SpA	11,803	60,972
Telecom Italia SpA*	59,521	18,491
Terna - Rete Elettrica Nazionale	8,322	68,763
UniCredit SpA	9,962	243,754

(Cost $1,489,603)		1,850,346

Japan - 14.3%
Advantest Corp.	1,000	125,846
Aeon Co. Ltd.	3,500	72,624
AGC, Inc.	1,200	42,170
Aisin Corp.	800	26,761
Ajinomoto Co., Inc.	2,500	106,069
ANA Holdings, Inc.*	600	13,567
Asahi Group Holdings Ltd.	2,700	105,331
Asahi Intecc Co. Ltd.	1,300	26,510
Asahi Kasei Corp.	7,800	50,490
Astellas Pharma, Inc.	9,900	150,682
Azbil Corp.	900	30,063
Bandai Namco Holdings, Inc.	3,300	76,708
BayCurrent Consulting, Inc.	800	27,564
Bridgestone Corp.	3,100	120,616
Brother Industries Ltd.	1,519	25,772
Canon, Inc.	5,300	130,701
Capcom Co. Ltd.	1,100	46,443
Central Japan Railway Co.	800	102,766
Chiba Bank Ltd.	3,800	27,202
Chubu Electric Power Co., Inc.	3,100	41,441
Chugai Pharmaceutical Co. Ltd.	3,664	112,241
Concordia Financial Group Ltd.	6,100	27,101
CyberAgent, Inc.	2,500	15,946
Dai Nippon Printing Co. Ltd.	1,400	38,326
Daifuku Co. Ltd.	1,800	33,323
Dai-ichi Life Holdings, Inc.	5,400	100,636
Daiichi Sankyo Co. Ltd.	9,926	293,288
Daikin Industries Ltd.	1,413	244,977
Daito Trust Construction Co. Ltd.	300	33,125
Daiwa House Industry Co. Ltd.	3,271	91,007
Daiwa House REIT Investment Corp. REIT	10	18,983
Daiwa Securities Group, Inc.	6,200	35,326
Denso Corp.	2,300	157,433
Dentsu Group, Inc.	1,400	41,905
Disco Corp.	523	103,327
East Japan Railway Co.	1,570	88,829
Eisai Co. Ltd.	1,400	89,083
ENEOS Holdings, Inc.	16,393	61,552
FANUC Corp.	5,125	146,288
Fast Retailing Co. Ltd.	948	218,145
Fuji Electric Co. Ltd.	600	28,351
FUJIFILM Holdings Corp.	2,100	124,330
Fujitsu Ltd.	1,000	125,125
GLP J REIT	19	17,930
GMO Payment Gateway, Inc.	200	12,685
Hakuhodo DY Holdings, Inc.	1,200	11,411
Hamamatsu Photonics KK	700	32,456
Hankyu Hanshin Holdings, Inc.	1,200	43,135
Hikari Tsushin, Inc.	100	16,674
Hirose Electric Co. Ltd.	205	24,876

Hitachi Construction Machinery Co. Ltd.	600	18,726
Hitachi Ltd.	5,041	335,870
Honda Motor Co. Ltd.	8,443	272,913
Hoshizaki Corp.	656	25,222
Hoya Corp.	1,978	219,627
Hulic Co. Ltd.	1,300	11,687
Ibiden Co. Ltd.	600	36,257
Idemitsu Kosan Co. Ltd.	1,232	26,207
Iida Group Holdings Co. Ltd.	800	13,128
Inpex Corp.	5,200	72,731
Isuzu Motors Ltd.	3,300	42,414
ITOCHU Corp.	6,500	244,462
Itochu Techno-Solutions Corp.	500	14,863
Japan Airlines Co. Ltd.	900	18,564
Japan Exchange Group, Inc.	3,000	52,435
Japan Metropolitan Fund Invest REIT	45	30,248
Japan Post Bank Co. Ltd.	8,200	65,856
Japan Post Holdings Co. Ltd.	11,499	88,281
Japan Post Insurance Co. Ltd.	1,100	17,748
Japan Real Estate Investment Corp. REIT	7	29,108
Japan Tobacco, Inc.	6,588	144,488
JFE Holdings, Inc.	2,700	42,747
JSR Corp.	1,100	30,771
Kajima Corp.	2,500	41,814
Kansai Electric Power Co., Inc.	3,600	51,317
Kao Corp.	2,611	101,195
Kawasaki Kisen Kaisha Ltd.	700	23,507
KDDI Corp.	8,200	243,754
Keio Corp.	600	20,784
Keisei Electric Railway Co. Ltd.	800	30,670
Keyence Corp.	1,044	434,261
Kikkoman Corp.	700	40,539
Kintetsu Group Holdings Co. Ltd.	1,000	31,678
Kirin Holdings Co. Ltd.	4,200	59,062
Kobayashi Pharmaceutical Co. Ltd.	200	9,900
Kobe Bussan Co. Ltd.	800	19,926
Koei Tecmo Holdings Co. Ltd.	520	8,086
Koito Manufacturing Co. Ltd.	1,200	20,417
Komatsu Ltd.	5,000	142,617
Konami Group Corp.	600	34,871
Kose Corp.	200	16,619
Kubota Corp.	5,500	88,268
Kurita Water Industries Ltd.	400	15,624
Kyocera Corp.	1,684	86,552
Kyowa Kirin Co. Ltd.	1,700	31,203
Lasertec Corp.	400	62,339
Lixil Corp.	1,300	16,302
M3, Inc.	2,442	48,733
Makita Corp.	1,400	38,470
Marubeni Corp.	8,200	134,389
MatsukiyoCocokara & Co.	600	35,362
Mazda Motor Corp.	3,200	33,706
McDonald’s Holdings Co. Japan Ltd.	400	15,918
MEIJI Holdings Co. Ltd.	1,400	35,141
MINEBEA MITSUMI, Inc.	2,200	37,432
MISUMI Group, Inc.	1,400	24,474
Mitsubishi Chemical Group Corp.	7,300	43,666
Mitsubishi Corp.	6,144	303,875
Mitsubishi Electric Corp.	10,700	139,656
Mitsubishi Estate Co. Ltd.	5,700	72,966
Mitsubishi HC Capital, Inc.	4,000	26,032
Mitsubishi Heavy Industries Ltd.	1,700	96,629
Mitsubishi UFJ Financial Group, Inc.	61,500	491,806
Mitsui & Co. Ltd.	7,200	268,809
Mitsui Chemicals, Inc.	1,100	29,909
Mitsui Fudosan Co. Ltd.	4,900	107,501
Mitsui OSK Lines Ltd.	1,600	44,384
Mizuho Financial Group, Inc.	13,250	219,475
MonotaRO Co. Ltd.	1,900	22,487
MS&AD Insurance Group Holdings, Inc.	2,300	82,834
Murata Manufacturing Co. Ltd.	3,100	174,394
NEC Corp.	1,300	68,675
Nexon Co. Ltd.	1,860	37,802
NGK Insulators Ltd.	1,400	18,610
Nidec Corp.	2,400	125,893
Nintendo Co. Ltd.	5,600	241,212
Nippon Building Fund, Inc. REIT	9	38,043
NIPPON EXPRESS HOLDINGS, Inc.	300	15,607
Nippon Paint Holdings Co. Ltd.	4,900	37,922
Nippon Prologis REIT, Inc. REIT	12	24,158
Nippon Sanso Holdings Corp.	1,000	24,173
Nippon Steel Corp.	4,510	106,849
Nippon Telegraph & Telephone Corp.	160,000	185,079
Nippon Yusen KK	2,400	64,101
Nissan Chemical Corp.	600	25,766
Nissan Motor Co. Ltd.	12,100	51,628
Nissin Foods Holdings Co. Ltd.	315	27,539
Nitori Holdings Co. Ltd.	501	57,230
Nitto Denko Corp.	800	54,704
Nomura Holdings, Inc.	15,300	59,330
Nomura Real Estate Holdings, Inc.	600	15,126
Nomura Real Estate Master Fund, Inc. REIT	27	31,752
Nomura Research Institute Ltd.	2,156	62,015
NTT Data Group Corp.	3,400	45,826
Obayashi Corp.	3,900	35,356
Obic Co. Ltd.	400	69,638
Odakyu Electric Railway Co. Ltd.	1,600	23,819
Oji Holdings Corp.	4,122	16,885
Olympus Corp.	6,600	89,387
Omron Corp.	1,000	48,373
Ono Pharmaceutical Co. Ltd.	1,800	34,164

Open House Group Co. Ltd.	500	16,928
Oracle Corp.	200	13,980
Oriental Land Co. Ltd.	6,025	217,363
ORIX Corp.	6,356	118,824
Osaka Gas Co. Ltd.	1,608	25,751
Otsuka Corp.	608	27,142
Otsuka Holdings Co. Ltd.	2,183	83,212
Pan Pacific International Holdings Corp.	1,800	35,933
Panasonic Holdings Corp.	11,900	137,366
Persol Holdings Co. Ltd.	1,000	17,148
Rakuten Group, Inc.	8,300	32,420
Recruit Holdings Co. Ltd.	7,800	279,845
Renesas Electronics Corp.*	7,100	119,582
Resona Holdings, Inc.	11,900	63,166
Ricoh Co. Ltd.	2,500	20,413
Rohm Co. Ltd.	400	33,458
SBI Holdings, Inc.	1,517	31,024
SCSK Corp.	900	15,625
Secom Co. Ltd.	1,100	77,078
Seiko Epson Corp.	1,700	26,669
Sekisui Chemical Co. Ltd.	2,900	44,568
Sekisui House Ltd.	3,300	67,374
Seven & i Holdings Co. Ltd.	4,061	166,939
SG Holdings Co. Ltd.	1,400	20,245
Sharp Corp.*	1,300	8,014
Shimadzu Corp.	1,400	41,241
Shimano, Inc.	453	66,629
Shimizu Corp.	3,000	20,201
Shin-Etsu Chemical Co. Ltd.	9,795	313,653
Shionogi & Co. Ltd.	1,409	62,143
Shiseido Co. Ltd.	2,106	85,632
Shizuoka Financial Group, Inc.	3,600	29,321
SMC Corp.	308	149,454
SoftBank Corp.	15,400	176,762
SoftBank Group Corp.	5,700	256,411
Sompo Holdings, Inc.	1,600	69,798
Sony Group Corp.	6,800	567,621
Square Enix Holdings Co. Ltd.	500	19,004
Subaru Corp.	3,200	61,792
SUMCO Corp.	2,100	28,102
Sumitomo Chemical Co. Ltd.	9,300	25,785
Sumitomo Corp.	6,200	127,797
Sumitomo Electric Industries Ltd.	4,400	53,996
Sumitomo Metal Mining Co. Ltd.	1,300	40,386
Sumitomo Mitsui Financial Group, Inc.	7,100	326,026
Sumitomo Mitsui Trust Holdings, Inc.	1,810	67,812
Sumitomo Realty & Development Co. Ltd.	1,439	36,881
Suntory Beverage & Food Ltd.	800	25,920
Suzuki Motor Corp.	1,900	74,893
Sysmex Corp.	900	47,946
T&D Holdings, Inc.	3,000	47,703
Taisei Corp.	800	26,959
Takeda Pharmaceutical Co. Ltd.	8,687	269,157
TDK Corp.	2,100	76,700
Terumo Corp.	4,000	121,324
TIS, Inc.	1,300	30,710
Tobu Railway Co. Ltd.	1,092	29,969
Toho Co. Ltd.	500	19,090
Tokio Marine Holdings, Inc.	9,502	210,749
Tokyo Electric Power Co. Holdings, Inc.*	8,900	39,149
Tokyo Electron Ltd.	2,614	387,622
Tokyo Gas Co. Ltd.	1,900	44,100
Tokyu Corp.	2,800	35,420
TOPPAN, Inc.	1,500	36,300
Toray Industries, Inc.	7,000	37,821
Toshiba Corp.	2,051	64,873
Tosoh Corp.	1,100	14,259
TOTO Ltd.	740	20,319
Toyota Industries Corp.	700	49,555
Toyota Motor Corp.	58,220	1,006,380
Toyota Tsusho Corp.	1,100	65,738
Trend Micro, Inc.	800	34,030
Unicharm Corp.	2,205	88,082
USS Co. Ltd.	1,100	19,237
Welcia Holdings Co. Ltd.	600	11,042
West Japan Railway Co.	1,100	47,661
Yakult Honsha Co. Ltd.	600	31,481
Yamaha Corp.	800	24,738
Yamaha Motor Co. Ltd.	1,400	36,363
Yamato Holdings Co. Ltd.	1,200	22,570
Yaskawa Electric Corp.	1,200	47,185
Yokogawa Electric Corp.	1,361	27,020
Z Holdings Corp.	12,800	38,516
Zensho Holdings Co. Ltd.	600	28,314
ZOZO, Inc.	733	14,658

(Cost $15,728,119)		19,067,575

Jordan - 0.0%
Hikma Pharmaceuticals PLC (Cost $26,810)	1,155	32,028

Kazakhstan - 0.0%
Polymetal International PLC*(b) (Cost $27,415)	1,738	0

Kuwait - 0.2%
Agility Public Warehousing Co. KSC*	8,404	15,677
Boubyan Bank KSCP	6,628	13,116
Gulf Bank KSCP	4,433	3,624
Kuwait Finance House KSCP	44,711	108,061
Mabanee Co. KPSC	3,640	9,872
Mobile Telecommunications Co. KSCP	11,016	18,226
National Bank of Kuwait SAKP	41,435	123,666

(Cost $258,449)		292,242

Luxembourg - 0.1%
ArcelorMittal SA	2,686	71,445
Eurofins Scientific SE	656	40,432
Reinet Investments SCA	806	17,259
Tenaris SA	2,613	41,821

(Cost $153,733)		170,957

Macau - 0.0%
Sands China Ltd.* (Cost $56,312)	14,172	47,979

Malaysia - 0.4%
AMMB Holdings Bhd	10,087	8,109
Axiata Group Bhd	11,876	6,040
Celcomdigi Bhd	20,644	19,487
CIMB Group Holdings Bhd	34,514	41,878
Dialog Group Bhd	23,700	10,471
Gamuda Bhd	17,155	16,637
Genting Bhd	4,400	4,144
Genting Malaysia Bhd	21,700	12,019
Hong Leong Bank Bhd	2,582	11,107
Hong Leong Financial Group Bhd	1,753	6,884
IHH Healthcare Bhd	9,091	11,658
Inari Amertron Bhd	21,000	14,256
IOI Corp. Bhd	12,200	10,596
Kuala Lumpur Kepong Bhd	2,620	12,163
Malayan Banking Bhd	28,237	55,439
Malaysia Airports Holdings Bhd	8,454	13,428
Maxis Bhd	12,100	10,457
MISC Bhd	6,000	9,310
MR DIY Group M Bhd, 144A	17,400	5,812
Nestle Malaysia Bhd	300	8,437
Petronas Chemicals Group Bhd	13,257	20,343
Petronas Dagangan Bhd	1,500	7,177
Petronas Gas Bhd	4,641	17,124
PPB Group Bhd	2,440	8,267
Press Metal Aluminium Holdings Bhd	21,100	22,055
Public Bank Bhd	77,700	70,834
QL Resources Bhd	7,800	9,078
RHB Bank Bhd	3,224	3,898
Sime Darby Bhd	8,000	3,966
Sime Darby Plantation Bhd	11,711	11,080
Telekom Malaysia Bhd	4,400	4,836
Tenaga Nasional Bhd	14,500	30,750

(Cost $551,953)		497,740

Mexico - 0.7%
Alfa SAB de CV, Class A	20,533	13,572
America Movil SAB de CV, Series B	101,814	95,840
Arca Continental SAB de CV	2,306	22,451
Banco del Bajio SA, 144A	4,748	14,976
Cemex SAB de CV, Series CPO*	79,753	62,912
Coca-Cola Femsa SAB de CV	2,948	24,979
Fibra Uno Administracion SA de CV REIT	16,664	24,277
Fomento Economico Mexicano SAB de CV	10,640	119,077
Gruma SAB de CV, Class B	1,259	21,017
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	41,467
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	32,887
Grupo Bimbo SAB de CV, Series A	6,565	32,296
Grupo Carso SAB de CV, Series A1	2,233	17,799
Grupo Financiero Banorte SAB de CV, Class O	13,409	113,576
Grupo Financiero Inbursa SAB de CV, Class O*	10,856	23,450
Grupo Mexico SAB de CV, Series B	17,101	81,450
Grupo Televisa SAB, Series CPO	14,028	12,448
Industrias Penoles SAB de CV*	1,324	18,726
Kimberly-Clark de Mexico SAB de CV, Class A	7,913	17,803
Operadora De Sites Mexicanos SAB de CV, Class A-1	908	848
Orbia Advance Corp. SAB de CV	6,495	14,456
Promotora y Operadora de Infraestructura SAB de CV	496	4,763
Wal-Mart de Mexico SAB de CV	27,876	109,817

(Cost $737,706)		920,887

Netherlands - 3.0%
ABN AMRO Bank NV, 144A	2,423	35,719
Adyen NV, 144A*	116	97,169
Aegon NV	9,689	49,800
Akzo Nobel NV	1,008	82,021
Argenx SE*	295	148,682
ASM International NV	248	119,723
ASML Holding NV	2,206	1,454,144
ASR Nederland NV	970	42,462
BE Semiconductor Industries NV	449	51,657
Euronext NV, 144A	502	36,281
EXOR NV	569	50,433
Heineken Holding NV	801	64,187
Heineken NV	1,612	157,003
IMCD NV	353	48,708
ING Groep NV	19,556	277,793
JDE Peet’s NV	549	15,287
Koninklijke Ahold Delhaize NV	5,250	171,781
Koninklijke KPN NV	18,070	63,231
Koninklijke Philips NV*	4,896	110,427
NEPI Rockcastle NV	2,628	15,772
NN Group NV	1,227	47,312
OCI NV*	441	11,171
Prosus NV*	3,769	260,664
QIAGEN NV*	1,377	62,996
Randstad NV	712	41,830

Stellantis NV	12,115	225,639
Universal Music Group NV	4,541	112,711
Wolters Kluwer NV	1,423	171,585

(Cost $2,994,265)		4,026,188

New Zealand - 0.2%
Auckland International Airport Ltd.*	6,402	29,815
Fisher & Paykel Healthcare Corp. Ltd.	3,273	44,323
Mercury NZ Ltd.	3,536	13,083
Meridian Energy Ltd.	7,709	24,662
Spark New Zealand Ltd.	11,432	34,596
Xero Ltd.*	792	64,199

(Cost $191,378)		210,678

Norway - 0.4%
Adevinta ASA*	1,580	11,265
Aker BP ASA	1,768	47,993
DNB Bank ASA	5,027	99,578
Equinor ASA	5,126	158,239
Gjensidige Forsikring ASA	1,423	22,152
Kongsberg Gruppen ASA	475	19,694
Mowi ASA	2,153	39,084
Norsk Hydro ASA	7,355	40,885
Orkla ASA	4,370	33,409
Salmar ASA	350	17,119
Telenor ASA	3,386	36,275
Yara International ASA	981	35,884

(Cost $551,226)		561,577

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,193	10,188
Credicorp Ltd.	377	53,319

(Cost $73,040)		63,507

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	7,900	6,558
ACEN Corp.	4,620	409
Ayala Corp.	1,400	15,231
Ayala Land, Inc.	43,600	20,907
Bank of the Philippine Islands	12,305	23,906
BDO Unibank, Inc.	14,830	36,486
International Container Terminal Services, Inc.	4,050	14,821
JG Summit Holdings, Inc.	9,770	6,307
Jollibee Foods Corp.	2,230	9,334
Manila Electric Co.	860	5,219
Metropolitan Bank & Trust Co.	12,041	11,739
PLDT, Inc.	160	3,250
SM Investments Corp.	1,265	18,611
SM Prime Holdings, Inc.	63,200	32,593
Universal Robina Corp.	4,470	8,818

(Cost $239,446)		214,189

Poland - 0.2%
Allegro.eu SA, 144A*	2,074	16,599
Bank Polska Kasa Opieki SA	1,080	28,245
Budimex SA	104	11,344
CD Projekt SA	384	13,733
Cyfrowy Polsat SA	1,176	3,865
Dino Polska SA, 144A*	212	19,470
KGHM Polska Miedz SA	693	19,166
LPP SA	6	20,186
mBank SA*	102	10,606
ORLEN SA	3,024	46,214
PGE Polska Grupa Energetyczna SA*	5,244	10,786
Powszechna Kasa Oszczednosci Bank Polski SA*	5,325	48,207
Powszechny Zaklad Ubezpieczen SA	3,645	36,514
Santander Bank Polska SA*	169	15,222

(Cost $300,260)		300,157

Portugal - 0.1%
EDP - Energias de Portugal SA	16,153	73,670
Galp Energia SGPS SA	3,027	41,702
Jeronimo Martins SGPS SA	1,416	36,083

(Cost $131,292)		151,455

Qatar - 0.3%
Barwa Real Estate Co.	7,266	5,228
Commercial Bank PSQC	14,030	21,893
Dukhan Bank	10,103	11,602
Industries Qatar QSC	8,441	28,662
Masraf Al Rayan QSC	40,228	24,535
Mesaieed Petrochemical Holding Co.	25,772	13,028
Ooredoo QPSC	5,108	15,156
Qatar Electricity & Water Co. QSC	2,691	13,241
Qatar Fuel QSC	2,870	12,615
Qatar Gas Transport Co. Ltd.	16,921	17,232
Qatar International Islamic Bank QSC	4,630	12,581
Qatar Islamic Bank SAQ	9,924	52,673
Qatar National Bank QPSC	24,254	103,946

(Cost $322,535)		332,392

Russia - 0.0%
Alrosa PJSC*(b)	15,266	0
Gazprom PJSC*(b)	63,321	0
Inter RAO UES PJSC*(b)	208,853	0
LUKOIL PJSC*(b)	2,194	0
Magnit PJSC, GDR*(b)	3	0
Magnit PJSC*(b)	443	0
MMC Norilsk Nickel PJSC*(b)	352	0
Mobile TeleSystems PJSC, ADR*(b)	3,019	0
Moscow Exchange MICEX-RTS PJSC*(b)	8,105	0
Novatek PJSC*(b)	5,150	0
Novolipetsk Steel PJSC*(b)	7,219	0
Ozon Holdings PLC, ADR*(b)	322	0
PhosAgro PJSC*(b)	217	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	204	0
Rosneft Oil Co. PJSC*(b)	6,103	0

Sberbank of Russia PJSC*(b)	57,586	0
Severstal PAO*(b)	1,243	0
Surgutneftegas PJSC*(b)	29,592	0
Tatneft PJSC*(b)	7,874	0
United Co. RUSAL International PJSC*(b)	21,438	0
VK Co. Ltd., GDR*(b)	452	0
VTB Bank PJSC*(b)	16,943,490	0
X5 Retail Group NV, GDR*(b)	635	0
Yandex NV, Class A*(b)	1,576	0

(Cost $1,162,282)		0

Saudi Arabia - 1.1%
ACWA Power Co.	500	25,729
Advanced Petrochemical Co.	941	10,675
Al Rajhi Bank	10,659	205,186
Alinma Bank	5,083	50,008
Almarai Co. JSC	1,382	23,361
Arab National Bank	3,205	22,047
Arabian Internet & Communications Services Co.	132	12,423
Bank AlBilad	2,723	31,146
Bank Al-Jazira*	2,489	11,773
Banque Saudi Fransi	2,668	27,280
Bupa Arabia for Cooperative Insurance Co.	417	22,414
Dallah Healthcare Co.	97	3,621
Dar Al Arkan Real Estate Development Co.*	1,060	5,262
Dr Sulaiman Al Habib Medical Services Group Co.	469	30,386
Elm Co.	154	34,901
Etihad Etisalat Co.	2,194	26,411
Jarir Marketing Co.	3,200	12,593
Mobile Telecommunications Co. Saudi Arabia	2,628	9,459
Mouwasat Medical Services Co.	568	16,689
Nahdi Medical Co.	215	8,702
National Industrialization Co.*	3,439	11,681
Rabigh Refining & Petrochemical Co.*	3,673	10,106
Riyad Bank	8,136	66,053
SABIC Agri-Nutrients Co.	1,251	45,895
Sahara International Petrochemical Co.	1,801	17,503
Saudi Arabian Mining Co.*	6,907	74,583
Saudi Arabian Oil Co., 144A	14,003	130,299
Saudi Aramco Base Oil Co.	330	12,881
Saudi Awwal Bank	5,667	54,167
Saudi Basic Industries Corp.	4,662	109,880
Saudi Electricity Co.	5,222	28,820
Saudi Industrial Investment Group	2,082	14,322
Saudi Investment Bank	2,706	11,976
Saudi Kayan Petrochemical Co.*	4,663	15,143
Saudi National Bank	15,739	150,019
Saudi Research & Media Group*	208	9,827
Saudi Tadawul Group Holding Co.	228	12,036
Saudi Telecom Co.	10,936	116,047
Savola Group	1,298	13,116
Yanbu National Petrochemical Co.	1,411	15,913

(Cost $1,312,491)		1,510,333

Singapore - 0.9%
BOC Aviation Ltd., 144A	1,235	9,268
CapitaLand Ascendas REIT	18,346	37,603
CapitaLand Integrated Commercial Trust REIT	30,940	43,727
CapitaLand Investment Ltd.	14,057	33,701
City Developments Ltd.	2,200	10,874
DBS Group Holdings Ltd.	9,806	241,622
Genting Singapore Ltd.	28,300	18,323
Grab Holdings Ltd., Class A*	8,644	32,588
Jardine Cycle & Carriage Ltd.	400	9,892
JOYY, Inc., ADR	289	9,919
Keppel Corp. Ltd.	8,500	43,649
Mapletree Logistics Trust REIT	22,909	28,478
Mapletree Pan Asia Commercial Trust REIT	17,100	19,233
Oversea-Chinese Banking Corp. Ltd.	18,165	168,686
Sea Ltd., ADR*	1,939	72,965
Seatrium Ltd.*	264,122	28,338
Sembcorp Industries Ltd.	6,200	24,544
Singapore Airlines Ltd.	9,450	48,038
Singapore Exchange Ltd.	5,093	36,291
Singapore Technologies Engineering Ltd.	9,430	26,585
Singapore Telecommunications Ltd.	44,200	77,839
United Overseas Bank Ltd.	7,022	147,771
UOL Group Ltd.	2,600	12,774
Wilmar International Ltd.	11,237	31,430

(Cost $1,346,232)		1,214,138

South Africa - 0.8%
Absa Group Ltd.	4,904	47,337
African Rainbow Minerals Ltd.	612	5,801
Anglo American Platinum Ltd.	255	8,926
AngloGold Ashanti Ltd.	2,167	37,035
Aspen Pharmacare Holdings Ltd.	2,097	19,121
Bid Corp. Ltd.	2,003	45,059
Bidvest Group Ltd.	1,207	18,212
Capitec Bank Holdings Ltd.	454	38,097
Clicks Group Ltd.	1,169	16,930
Discovery Ltd.*	3,021	23,472
Exxaro Resources Ltd.	1,589	14,121
FirstRand Ltd.	27,022	105,026
Gold Fields Ltd.	4,515	58,065
Growthpoint Properties Ltd. REIT	15,095	9,440
Harmony Gold Mining Co. Ltd.	3,264	13,621
Impala Platinum Holdings Ltd.	4,303	22,207

Kumba Iron Ore Ltd.	412	9,062
MTN Group Ltd.	9,663	61,565
Naspers Ltd., Class N	1,081	184,144
Nedbank Group Ltd.	2,667	30,477
Northam Platinum Holdings Ltd.*	2,088	13,765
Old Mutual Ltd.	28,074	18,865
OUTsurance Group Ltd.	5,701	12,075
Pepkor Holdings Ltd., 144A	10,826	9,344
Remgro Ltd.	3,115	26,070
Sanlam Ltd.	9,867	35,607
Sasol Ltd.	3,350	43,329
Shoprite Holdings Ltd.	3,096	43,252
Sibanye Stillwater Ltd.	15,239	23,191
Standard Bank Group Ltd.	6,773	69,294
Vodacom Group Ltd.	4,033	23,034
Woolworths Holdings Ltd.	5,743	22,558

(Cost $1,173,493)		1,108,102

South Korea - 3.3%
Amorepacific Corp.	95	9,624
BGF retail Co. Ltd.	27	3,195
Celltrion Healthcare Co. Ltd.	580	28,391
Celltrion Pharm, Inc.*	135	7,017
Celltrion, Inc.	581	63,254
CJ CheilJedang Corp.	49	11,085
CosmoAM&T Co. Ltd.*	140	16,704
Coway Co. Ltd.	325	10,622
DB Insurance Co. Ltd.	281	17,369
Doosan Bobcat, Inc.	371	15,101
Doosan Enerbility Co. Ltd.*	2,580	35,565
Ecopro BM Co. Ltd.	264	64,814
Ecopro Co. Ltd.	111	105,562
F&F Co. Ltd. / New	56	4,364
GS Holdings Corp.	304	8,636
Hana Financial Group, Inc.	1,557	46,589
Hankook Tire & Technology Co. Ltd.	342	10,026
Hanmi Pharm. Co. Ltd.	27	6,016
Hanmi Semiconductor Co. Ltd.	269	12,170
Hanon Systems	837	5,769
Hanwha Aerospace Co. Ltd.	236	20,391
Hanwha Solutions Corp.*	382	10,534
HD Hyundai Co. Ltd.	312	13,951
HD Hyundai Heavy Industries Co. Ltd.*	124	12,271
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	219	20,496
HLB, Inc.*	739	16,130
HMM Co. Ltd.	1,108	13,966
Hotel Shilla Co. Ltd.	152	10,143
HYBE Co. Ltd.*	99	18,912
Hyundai Engineering & Construction Co. Ltd.	541	14,530
Hyundai Glovis Co. Ltd.	55	7,178
Hyundai Mipo Dockyard Co. Ltd.*	43	2,960
Hyundai Mobis Co. Ltd.	343	59,946
Hyundai Motor Co.	745	106,586
Hyundai Steel Co.	483	13,228
Industrial Bank of Korea	1,244	10,127
JYP Entertainment Corp.	194	16,468
Kakao Corp.	1,782	64,849
Kakao Games Corp.*	182	3,917
KakaoBank Corp.	701	13,975
Kakaopay Corp.*	212	7,258
Kangwon Land, Inc.	553	6,489
KB Financial Group, Inc.	2,073	84,849
Kia Corp.	1,401	85,009
Korea Aerospace Industries Ltd.	409	15,658
Korea Electric Power Corp.*	1,005	13,550
Korea Investment Holdings Co. Ltd.	286	11,252
Korea Zinc Co. Ltd.	32	12,759
Korean Air Lines Co. Ltd.	989	17,060
Krafton, Inc.*	163	19,115
KT Corp.	609	15,205
KT&G Corp.	500	32,873
Kumho Petrochemical Co. Ltd.	42	3,966
L&F Co. Ltd.	134	21,797
LG Chem Ltd.	268	118,210
LG Corp.	615	38,201
LG Display Co. Ltd.*	1,336	13,544
LG Electronics, Inc.	627	46,726
LG Energy Solution Ltd.*	268	110,302
LG H&H Co. Ltd.	47	16,517
LG Innotek Co. Ltd.	85	17,363
LG Uplus Corp.	922	7,290
Lotte Chemical Corp.	109	11,265
Lotte Energy Materials Corp.	143	5,269
Meritz Financial Group, Inc.*	570	23,589
Mirae Asset Securities Co. Ltd.	1,783	8,984
NAVER Corp.	712	115,547
NCSoft Corp.	53	10,085
Netmarble Corp., 144A*	128	4,150
NH Investment & Securities Co. Ltd.	155	1,208
Orion Corp.	110	10,137
Pan Ocean Co. Ltd.	1,682	5,676
Pearl Abyss Corp.*	207	7,564
POSCO Future M Co. Ltd.	187	63,595
POSCO Holdings, Inc.	381	166,899
Posco International Corp.	404	24,208
Samsung Biologics Co. Ltd., 144A*	87	48,511
Samsung C&T Corp.	527	41,745
Samsung Electro-Mechanics Co. Ltd.	347	35,547
Samsung Electronics Co. Ltd.	26,256	1,328,940
Samsung Engineering Co. Ltd.*	1,026	26,392

Samsung Fire & Marine Insurance Co. Ltd.	176	32,823
Samsung Heavy Industries Co. Ltd.*	3,789	25,255
Samsung Life Insurance Co. Ltd.	443	22,657
Samsung SDI Co. Ltd.	300	139,361
Samsung SDS Co. Ltd.	162	17,404
Samsung Securities Co. Ltd.	383	10,823
Shinhan Financial Group Co. Ltd.	2,095	56,347
SK Biopharmaceuticals Co. Ltd.*	244	15,821
SK Bioscience Co. Ltd.*	145	8,052
SK Hynix, Inc.	3,025	278,755
SK IE Technology Co. Ltd., 144A*	142	9,701
SK Innovation Co. Ltd.*	325	43,645
SK Square Co. Ltd.*	560	19,108
SK, Inc.	198	21,646
SKC Co. Ltd.	116	8,030
S-Oil Corp.	293	16,182
Woori Financial Group, Inc.	3,004	27,068
Yuhan Corp.	298	16,413

(Cost $3,393,711)		4,355,826

Spain - 1.7%
Acciona SA	103	14,726
ACS Actividades de Construccion y Servicios SA	1,180	41,444
Aena SME SA, 144A	410	64,465
Amadeus IT Group SA	2,434	167,068
Banco Bilbao Vizcaya Argentaria SA	33,187	261,477
Banco Santander SA	84,408	329,683
Banco Santander SA	4,119	15,509
CaixaBank SA	22,198	89,879
Cellnex Telecom SA, 144A*	3,083	118,010
Corp ACCIONA Energias Renovables SA	384	11,426
EDP Renovaveis SA	1,658	30,393
Enagas SA	1,497	25,558
Endesa SA	1,889	39,287
Ferrovial SE	2,762	87,603
Grifols SA*	1,771	24,283
Iberdrola SA	33,837	402,135
Industria de Diseno Textil SA	5,954	228,292
Naturgy Energy Group SA	718	20,819
Redeia Corp. SA	2,098	34,136
Repsol SA	7,366	113,580
Telefonica SA	27,941	115,859

(Cost $2,096,676)		2,235,632

Sweden - 1.7%
Alfa Laval AB	1,599	56,257
Assa Abloy AB, Class B	5,408	121,956
Atlas Copco AB, Class A	14,078	186,382
Atlas Copco AB, Class B	8,852	102,156
Beijer Ref AB	2,048	23,532
Boliden AB	1,586	42,234
Epiroc AB, Class A	3,414	65,670
Epiroc AB, Class B	2,344	38,451
EQT AB	1,744	35,172
Essity AB, Class B	3,333	77,842
Evolution AB, 144A	999	108,235
Fastighets AB Balder, Class B*	3,804	18,241
Getinge AB, Class B	1,461	25,401
H & M Hennes & Mauritz AB, Class B	3,012	46,075
Hexagon AB, Class B	11,161	99,800
Holmen AB, Class B	583	22,125
Husqvarna AB, Class B	2,481	21,414
Industrivarden AB, Class A	724	18,893
Industrivarden AB, Class C	667	17,375
Indutrade AB	1,510	29,059
Investment AB Latour, Class B	881	16,049
Investor AB, Class B	9,580	184,714
L E Lundbergforetagen AB, Class B	447	18,201
Lifco AB, Class B	1,561	28,629
Nibe Industrier AB, Class B	8,289	62,218
Saab AB, Class B	454	23,993
Sagax AB, Class B	1,080	22,501
Sandvik AB	5,738	108,696
Securitas AB, Class B	2,900	23,643
Skandinaviska Enskilda Banken AB, Class A	8,654	100,503
Skanska AB, Class B	1,879	27,562
SKF AB, Class B	2,194	35,620
Svenska Cellulosa AB SCA, Class B	3,569	47,593
Svenska Handelsbanken AB, Class A	7,385	61,624
Swedbank AB, Class A	4,330	76,784
Swedish Orphan Biovitrum AB*	1,173	22,670
Tele2 AB, Class B	2,532	17,886
Telefonaktiebolaget LM Ericsson, Class B	15,613	80,329
Telia Co. AB	10,797	21,804
Volvo AB, Class A	1,038	21,275
Volvo AB, Class B	7,793	157,447
Volvo Car AB, Class B*	3,804	14,495

(Cost $2,372,576)		2,330,506

Switzerland - 6.8%
ABB Ltd.	9,025	344,204
Adecco Group AG	758	32,719
Alcon, Inc.	2,711	226,860
Bachem Holding AG	234	21,894
Baloise Holding AG	278	43,493
Banque Cantonale Vaudoise	109	11,821
Barry Callebaut AG	22	38,404
BKW AG	146	25,122
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	131,624
Cie Financiere Richemont SA, Class A	2,809	399,400
Clariant AG*	1,336	22,293

Coca-Cola HBC AG*	1,169	33,735
DSM-Firmenich AG	944	87,162
Dufry AG*	549	24,462
EMS-Chemie Holding AG	46	34,603
Geberit AG	192	99,679
Givaudan SA	50	166,865
Glencore PLC	59,494	317,634
Helvetia Holding AG	227	34,589
Holcim AG*	3,008	199,410
Julius Baer Group Ltd.	1,114	77,508
Kuehne + Nagel International AG	289	86,993
Logitech International SA	852	59,086
Lonza Group AG	401	221,938
Nestle SA	14,573	1,755,326
Novartis AG	11,219	1,134,283
Partners Group Holding AG	121	130,842
Roche Holding AG	3,843	1,132,431
Roche Holding AG	178	55,656
Schindler Holding AG	126	26,517
Schindler Holding AG Participation Certificates	211	47,092
SGS SA	850	77,345
SIG Group AG*	1,938	51,074
Sika AG	784	222,238
Sonova Holding AG	264	69,844
STMicroelectronics NV	3,670	173,768
Straumann Holding AG	581	88,135
Swatch Group AG - Bearer	169	47,581
Swatch Group AG - Registered	318	16,974
Swiss Life Holding AG	166	104,221
Swiss Prime Site AG	355	34,119
Swiss Re AG	1,633	158,798
Swisscom AG	138	84,048
Temenos AG	313	24,895
UBS Group AG	17,663	469,894
VAT Group AG, 144A	144	57,773
Zurich Insurance Group AG	831	390,406

(Cost $7,267,182)		9,094,758

Taiwan - 4.1%
Accton Technology Corp.	2,744	41,186
Acer, Inc.	15,004	17,244
Advantech Co. Ltd.	2,617	28,268
Airtac International Group	485	14,011
ASE Technology Holding Co. Ltd.	16,926	62,715
Asia Cement Corp.	11,957	14,981
Asustek Computer, Inc.	3,969	50,163
AUO Corp.*	40,692	22,744
Catcher Technology Co. Ltd.	3,469	19,662
Cathay Financial Holding Co. Ltd.*	47,257	67,666
Chailease Holding Co. Ltd.	8,242	45,938
Chang Hwa Commercial Bank Ltd.	37,493	20,367
Cheng Shin Rubber Industry Co. Ltd.	9,594	11,945
China Airlines Ltd.	17,656	12,530
China Development Financial Holding Corp.*	92,961	34,591
China Steel Corp.	78,594	65,399
Chunghwa Telecom Co. Ltd.	22,587	82,273
Compal Electronics, Inc.	27,125	27,171
CTBC Financial Holding Co. Ltd.	93,406	69,952
Delta Electronics, Inc.	10,562	114,752
E Ink Holdings, Inc.	4,643	26,607
E.Sun Financial Holding Co. Ltd.	73,885	56,725
Eclat Textile Co. Ltd.	1,129	18,045
eMemory Technology, Inc.	336	19,149
Eva Airways Corp.	15,796	15,624
Evergreen Marine Corp. Taiwan Ltd.	5,990	20,032
Far Eastern New Century Corp.	11,992	10,600
Far EasTone Telecommunications Co. Ltd.	9,472	20,998
Feng TAY Enterprise Co. Ltd.	2,494	13,157
First Financial Holding Co. Ltd.	58,992	48,718
Formosa Chemicals & Fibre Corp.	19,380	37,730
Formosa Petrochemical Corp.	4,746	11,818
Formosa Plastics Corp.	22,719	56,715
Fubon Financial Holding Co. Ltd.	40,062	80,007
Giant Manufacturing Co. Ltd.	1,596	9,823
Gigabyte Technology Co. Ltd.	3,000	32,123
Globalwafers Co. Ltd.	1,063	15,321
Hon Hai Precision Industry Co. Ltd.	68,266	228,293
Hotai Motor Co. Ltd.	1,353	28,847
Hua Nan Financial Holdings Co. Ltd.	42,347	27,259
Innolux Corp.*	47,654	21,622
Inventec Corp.	13,870	24,564
Largan Precision Co. Ltd.	610	39,266
Lite-On Technology Corp.	8,678	37,332
MediaTek, Inc.	8,280	183,298
Mega Financial Holding Co. Ltd.	61,197	68,986
Micro-Star International Co. Ltd.	4,501	22,543
momo.com, Inc.	325	5,307
Nan Ya Plastics Corp.	25,376	52,670
Nan Ya Printed Circuit Board Corp.	805	6,104
Nanya Technology Corp.	7,561	15,812
Nien Made Enterprise Co. Ltd.	1,542	14,477
Novatek Microelectronics Corp.	2,668	33,469
Pegatron Corp.	12,436	30,459
PharmaEssentia Corp.*	1,000	11,226
Pou Chen Corp.	11,351	10,194
Powerchip Semiconductor Manufacturing Corp.	17,656	15,440
President Chain Store Corp.	3,049	25,611
Quanta Computer, Inc.	15,017	119,536
Realtek Semiconductor Corp.	2,916	38,274

Ruentex Development Co. Ltd.*	10,153	11,748
Shanghai Commercial & Savings Bank Ltd.	23,764	31,788
Shin Kong Financial Holding Co. Ltd.*	87,480	26,013
SinoPac Financial Holdings Co. Ltd.	54,080	29,038
Synnex Technology International Corp.	7,230	13,871
Taishin Financial Holding Co. Ltd.	61,897	34,596
Taiwan Business Bank	34,816	14,595
Taiwan Cement Corp.	29,975	32,896
Taiwan Cooperative Financial Holding Co. Ltd.	56,508	46,578
Taiwan High Speed Rail Corp.	9,687	9,049
Taiwan Mobile Co. Ltd.	8,900	26,046
Taiwan Semiconductor Manufacturing Co. Ltd.	135,021	2,327,619
Unimicron Technology Corp.	7,427	43,261
Uni-President Enterprises Corp.	26,268	58,316
United Microelectronics Corp.	61,321	87,611
Vanguard International Semiconductor Corp.	5,110	10,959
Voltronic Power Technology Corp.	354	16,118
Walsin Lihwa Corp.	15,905	18,978
Wan Hai Lines Ltd.	4,590	6,529
Winbond Electronics Corp.*	17,887	14,800
Wistron Corp.	12,000	44,086
Wiwynn Corp.	484	23,709
WPG Holdings Ltd.	9,996	17,232
Yageo Corp.	1,463	22,280
Yang Ming Marine Transport Corp.	9,989	13,252
Yuanta Financial Holding Co. Ltd.	51,089	39,143
Zhen Ding Technology Holding Ltd.	3,857	11,712

(Cost $3,511,157)		5,409,162

Thailand - 0.5%
Advanced Info Service PCL, NVDR	6,500	40,094
Airports of Thailand PCL, NVDR*	23,700	49,068
Asset World Corp. PCL, NVDR	40,500	5,043
B Grimm Power PCL, NVDR	7,500	7,282
Bangkok Dusit Medical Services PCL, NVDR	60,900	48,696
Bangkok Expressway & Metro PCL, NVDR	39,500	9,757
Berli Jucker PCL, NVDR	7,600	7,325
BTS Group Holdings PCL, NVDR	46,100	9,676
Bumrungrad Hospital PCL, NVDR	3,300	24,408
Central Pattana PCL, NVDR	11,100	21,793
Central Retail Corp. PCL, NVDR	9,800	11,544
Charoen Pokphand Foods PCL, NVDR	23,600	13,951
CP ALL PCL, NVDR	32,500	60,559
CP Axtra PCL, NVDR	17,800	18,426
Delta Electronics Thailand PCL, NVDR	14,000	43,378
Electricity Generating PCL, NVDR	1,600	6,100
Energy Absolute PCL, NVDR	9,700	17,520
Global Power Synergy PCL, Class F	5,600	8,436
Gulf Energy Development PCL, NVDR	16,510	22,631
Home Product Center PCL, NVDR	29,000	11,346
Indorama Ventures PCL, NVDR	10,200	8,447
Intouch Holdings PCL, NVDR	6,400	13,296
Krung Thai Bank PCL, NVDR	26,200	14,440
Krungthai Card PCL, NVDR	5,800	8,033
Land & Houses PCL, NVDR	53,300	12,633
Minor International PCL, NVDR	19,194	18,225
Osotspa PCL, NVDR	11,300	9,681
PTT Exploration & Production PCL, NVDR	7,700	34,853
PTT Global Chemical PCL, NVDR	16,900	17,977
PTT Oil & Retail Business PCL, NVDR	16,400	9,554
PTT PCL, NVDR	53,600	53,191
Ratch Group PCL, NVDR	5,300	5,373
SCB X PCL, NVDR	4,600	15,501
SCG Packaging PCL, NVDR	7,900	9,250
Siam Cement PCL	700	6,257
Siam Cement PCL, NVDR	3,300	29,497
Thai Oil PCL, NVDR	6,675	9,817
True Corp. PCL, NVDR.	39,012	7,687

(Cost $750,173)		720,745

Turkey - 0.2%
Akbank TAS	23,169	24,955
Aselsan Elektronik Sanayi Ve Ticaret AS	5,728	8,258
BIM Birlesik Magazalar AS	2,466	23,275
Eregli Demir ve Celik Fabrikalari TAS*	8,429	13,571
Ford Otomotiv Sanayi AS	286	9,234
Haci Omer Sabanci Holding AS	6,969	15,597
Hektas Ticaret TAS*	7,870	7,558
KOC Holding AS	5,007	26,571
Koza Altin Isletmeleri AS	8,882	9,460
Sasa Polyester Sanayi AS*	6,863	13,549
Tofas Turk Otomobil Fabrikasi AS	1,142	11,535
Turk Hava Yollari AO*	2,023	18,549
Turkcell Iletisim Hizmetleri AS*	5,784	12,079
Turkiye Is Bankasi AS, Class C	11,035	8,697
Turkiye Petrol Rafinerileri AS	6,832	36,077
Turkiye Sise ve Cam Fabrikalari AS	4,429	8,495
Yapi ve Kredi Bankasi AS	22,378	13,316

(Cost $211,408)		260,776

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	18,116	42,565
Abu Dhabi Islamic Bank PJSC	7,249	20,565
Abu Dhabi National Oil Co. for Distribution PJSC	15,036	15,597
Aldar Properties PJSC	23,453	33,586
Americana Restaurants International PLC	14,047	16,865
Dubai Islamic Bank PJSC	16,344	25,097

Emaar Properties PJSC	39,319	75,576
Emirates NBD Bank PJSC	10,460	46,562
Emirates Telecommunications Group Co. PJSC	18,402	99,400
First Abu Dhabi Bank PJSC	23,011	85,704
Multiply Group PJSC*	20,274	21,030

(Cost $449,256)		482,547

United Kingdom - 8.7%
3i Group PLC	5,366	135,511
abrdn PLC	9,315	19,482
Admiral Group PLC	1,166	36,780
Anglo American PLC	6,809	181,182
Ashtead Group PLC	2,403	168,157
Associated British Foods PLC	1,722	43,465
AstraZeneca PLC	8,460	1,142,661
Auto Trader Group PLC, 144A	5,490	42,174
Aviva PLC	14,976	71,181
BAE Systems PLC	15,992	204,106
Barclays PLC	85,947	160,442
Barratt Developments PLC	4,460	25,611
Berkeley Group Holdings PLC	484	24,899
BP PLC	95,218	588,033
British American Tobacco PLC	11,708	388,961
BT Group PLC	37,228	54,517
Bunzl PLC	1,726	61,878
Burberry Group PLC	2,061	57,022
Centrica PLC	32,682	62,827
CNH Industrial NV	5,243	72,657
Coca-Cola Europacific Partners PLC	1,061	68,021
Compass Group PLC	9,614	242,728
Croda International PLC	745	52,115
Diageo PLC	12,357	507,733
Endeavour Mining PLC	1,007	20,577
Entain PLC	3,732	54,723
GSK PLC	22,392	393,950
Haleon PLC	30,799	125,827
Halma PLC	2,022	54,918
Hargreaves Lansdown PLC	1,594	15,371
HSBC Holdings PLC	107,657	795,232
Imperial Brands PLC	4,925	111,647
Informa PLC	7,613	70,479
InterContinental Hotels Group PLC	961	72,484
Intertek Group PLC	797	41,799
J Sainsbury PLC	10,437	35,712
JD Sports Fashion PLC	14,680	27,012
Johnson Matthey PLC	1,287	26,575
Kingfisher PLC	8,497	25,188
Land Securities Group PLC REIT	4,100	31,298
Legal & General Group PLC	32,673	90,520
Lloyds Banking Group PLC	350,244	187,925
London Stock Exchange Group PLC	2,205	228,436
M&G PLC	11,646	28,179
Melrose Industries PLC	7,810	50,715
Mondi PLC	2,637	43,895
National Grid PLC	20,904	262,217
NatWest Group PLC	30,561	89,199
Next PLC	669	59,223
Ocado Group PLC*	3,430	37,872
Pearson PLC	3,601	38,273
Pepco Group NV*	430	3,373
Persimmon PLC	1,508	20,364
Phoenix Group Holdings PLC	3,787	24,994
Reckitt Benckiser Group PLC	3,849	278,025
RELX PLC	10,168	332,068
Rentokil Initial PLC	13,914	106,075
Rio Tinto PLC	6,040	372,818
Rolls-Royce Holdings PLC*	44,581	125,544
Sage Group PLC	5,090	62,610
Schroders PLC	4,182	21,816
Segro PLC REIT	6,475	60,486
Severn Trent PLC	1,382	42,017
Shell PLC	36,649	1,119,587
Smith & Nephew PLC	5,139	69,658
Smiths Group PLC	1,747	36,295
Spirax-Sarco Engineering PLC	402	51,613
SSE PLC	5,856	120,660
St James’s Place PLC	3,356	37,616
Standard Chartered PLC	12,232	110,266
Taylor Wimpey PLC	23,952	34,681
Tesco PLC	40,228	135,403
Unilever PLC	13,548	693,713
United Utilities Group PLC	3,769	45,215
Vodafone Group PLC	124,990	115,919
Whitbread PLC	1,047	45,626
Wise PLC, Class A*	3,842	31,159
WPP PLC	5,853	56,781

(Cost $11,215,100)		11,585,771

United States - 0.1%
BeiGene Ltd.*	3,831	62,137
Brookfield Renewable Corp., Class A	777	21,691
Legend Biotech Corp., ADR*	287	19,906
Parade Technologies Ltd.	418	11,787
Southern Copper Corp.	439	35,410

(Cost $159,055)		150,931

TOTAL COMMON STOCKS (Cost $114,623,188)		128,902,020

PREFERRED STOCKS - 0.9%
Brazil - 0.4%
Banco Bradesco SA	27,193	82,094
Centrais Eletricas Brasileiras SA, Class B	958	7,495
Cia Energetica de Minas Gerais	7,925	19,732
Gerdau SA	6,582	34,358

Itau Unibanco Holding SA		25,620	141,912
Itausa SA		28,228	52,671
Petroleo Brasileiro SA		26,172	168,806

(Cost $407,438)			507,068

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $27,929)		805	49,854

Colombia - 0.0%
Bancolombia SA (Cost $25,225)		2,686	17,861

Germany - 0.3%
Bayerische Motoren Werke AG		329	31,661
Dr Ing hc F Porsche AG, 144A		607	67,038
Henkel AG & Co. KGaA		836	64,109
Porsche Automobil Holding SE		817	43,915
Sartorius AG		157	64,250
Volkswagen AG		1,137	139,368

(Cost $468,705)			410,341

Russia - 0.0%
Surgutneftegas PJSC*(b)
(Cost $22,479)		41,062	0

South Korea - 0.2%
Hyundai Motor Co.		104	8,010
Hyundai Motor Co. - 2nd Preferred		228	17,957
LG Chem Ltd.		44	11,368
Samsung Electronics Co. Ltd.		4,523	184,787

(Cost $142,755)			222,122

TOTAL PREFERRED STOCKS (Cost $1,094,531)			1,207,246

		Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	17,168	204

		Number of Shares
RIGHTS - 0.0%
Brazil - 0.0%
Itausa SA*, expires 10/6/23
(Cost $0)		392	219

Canada - 0.0%
Constellation Software, Inc.* expires 10/6/23
(Cost $0)		108	60

South Korea - 0.0%
SK Innovation Co. Ltd.*, expires 9/26/23
(Cost $0)		24	687

Sweden - 0.0%
Swedish Orphan Biovitrum AB*, expires 9/18/23 (Cost $0)		1,173	1,060

TOTAL RIGHTS
(Cost $0)			2,026

WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.*(b), expires 8/22/28 (Cost $0)		108	0

Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)		4,502	4,307

Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		3,960	17
BTS Group Holdings PCL*, expires 11/20/26		7,920	38

(Cost $0)			55

TOTAL WARRANTS (Cost $0)			4,362

CASH EQUIVALENTS - 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d) (Cost $1,765,803)		1,765,803	1,765,803

TOTAL INVESTMENTS - 98.8%
(Cost $117,483,522)			$131,881,661
Other assets and liabilities, net - 1.2%			1,618,896

NET ASSETS - 100.0%			$133,500,557

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
112,988	—	(10,061)	(8,679)	16,354	—	—	10,147	110,602
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.27%(d)(e)
2,996,484	—	(2,996,484)(f)	—	—	2,059	—	—	—
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
2,327,718	7,390,736	(7,952,651)	—	—	37,157	—	1,765,803	1,765,803

5,437,190	7,390,736	(10,959,196)	(8,679)	16,354	39,216	—	1,775,950	1,876,405

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

ADR:	American Depositary Receipt CDI: Chess Depositary Interests
CPO:	Ordinary Participation Certificates
CVA:	Credit Valuation Adjustment
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financials	$26,944,205	20.6%
Industrials	17,219,955	13.2
Consumer Discretionary	15,713,652	12.0
Information Technology	15,104,753	11.7
Health Care	12,562,432	9.7
Consumer Staples	11,069,833	8.6
Materials	10,277,772	7.9
Energy	7,372,483	5.7
Communication Services	7,110,632	5.5
Utilities	4,106,614	3.1
Real Estate	2,633,527	2.0

Total	$130,115,858	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
MSCI EAFE Futures	USD	20	$2,143,907	$2,109,300	9/15/2023	$(34,607)
MSCI Emerging Markets Index Future	USA	20	1,005,665	979,300	9/15/2023	(26,365)
MINI S&P/TSX 60 Futures	CAD	7	311,763	315,005	9/14/2023	3,242

Total net unrealized depreciation						$(57,730)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/5/2023	AED	1,829,000	USD	497,951	$—	$(28)
RBC Capital Markets	9/5/2023	AUD	9,533,200	USD	6,431,383	253,202	—
RBC Capital Markets	9/5/2023	AUD	105,000	USD	70,698	2,651	—
Goldman Sachs & Co.	9/5/2023	CAD	4,904,800	USD	3,728,060	97,822	—
Goldman Sachs & Co.	9/5/2023	CAD	261,000	USD	198,378	5,202	—
JP Morgan & Chase Co.	9/5/2023	CAD	3,506,200	USD	2,664,986	69,908	—
RBC Capital Markets	9/5/2023	CAD	4,879,500	USD	3,723,979	112,467	—
JP Morgan & Chase Co.	9/5/2023	CHF	1,742,900	USD	2,017,712	43,585	—
JP Morgan & Chase Co.	9/5/2023	CHF	2,724,800	USD	3,154,434	68,139	—
JP Morgan & Chase Co.	9/5/2023	CHF	3,322,000	USD	3,845,798	83,073	—
Goldman Sachs & Co.	9/5/2023	CZK	1,029,400	USD	47,478	1,109	—
JP Morgan & Chase Co.	9/5/2023	CZK	707,000	USD	32,608	762	—
JP Morgan & Chase Co.	9/5/2023	DKK	7,420,600	USD	1,100,000	20,027	—
RBC Capital Markets	9/5/2023	DKK	10,930,100	USD	1,620,282	29,547	—
Goldman Sachs & Co.	9/5/2023	EUR	477,000	USD	526,761	9,401	—
Goldman Sachs & Co.	9/5/2023	EUR	10,423,800	USD	11,511,388	205,613	—
JP Morgan & Chase Co.	9/5/2023	EUR	5,856,400	USD	6,467,439	115,519	—
RBC Capital Markets	9/5/2023	EUR	10,157,900	USD	11,217,714	200,338	—
Goldman Sachs & Co.	9/5/2023	GBP	167,000	USD	214,902	3,342	—
RBC Capital Markets	9/5/2023	GBP	10,064,900	USD	12,952,067	201,543	—
Goldman Sachs & Co.	9/5/2023	HKD	32,581,100	USD	4,178,778	23,246	—
Goldman Sachs & Co.	9/5/2023	HKD	4,697,000	USD	602,412	3,336	—
JP Morgan & Chase Co.	9/5/2023	HKD	17,657,700	USD	2,264,635	12,497	—
RBC Capital Markets	9/5/2023	HKD	32,290,800	USD	4,141,545	23,039	—
Goldman Sachs & Co.	9/5/2023	HUF	14,453,900	USD	40,836	—	(227)
JP Morgan & Chase Co.	9/5/2023	HUF	11,896,900	USD	33,611	—	(186)
JP Morgan & Chase Co.	9/5/2023	IDR	6,422,508,200	USD	425,868	4,178	—
RBC Capital Markets	9/5/2023	IDR	5,018,076,700	USD	332,323	2,846	—
Goldman Sachs & Co.	9/5/2023	ILS	1,292,800	USD	353,287	13,280	—
Goldman Sachs & Co.	9/5/2023	INR	256,742,700	USD	3,118,648	17,922	—
Goldman Sachs & Co.	9/5/2023	INR	11,553,000	USD	140,319	792	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
JP Morgan & Chase Co.	9/5/2023	INR	183,889,700	USD	2,233,731	$12,863	$—
RBC Capital Markets	9/5/2023	JPY	846,901,300	USD	5,985,354	159,855	—
RBC Capital Markets	9/5/2023	JPY	1,152,800,300	USD	8,147,252	217,594	—
RBC Capital Markets	9/5/2023	JPY	799,509,100	USD	5,650,417	150,909	—
Goldman Sachs & Co.	9/5/2023	KRW	3,231,238,100	USD	2,543,641	98,311	—
Goldman Sachs & Co.	9/5/2023	KRW	125,773,000	USD	98,843	3,661	—
JP Morgan & Chase Co.	9/5/2023	KRW	1,084,472,400	USD	853,317	32,612	—
RBC Capital Markets	9/5/2023	KRW	1,694,268,900	USD	1,332,758	50,573	—
Goldman Sachs & Co.	9/5/2023	KWD	92,000	USD	300,261	1,694	—
Goldman Sachs & Co.	9/5/2023	MXN	8,928,600	USD	531,338	8,142	—
JP Morgan & Chase Co.	9/5/2023	MXN	5,830,800	USD	346,989	5,317	—
RBC Capital Markets	9/5/2023	MXN	3,211,600	USD	191,121	2,929	—
RBC Capital Markets	9/5/2023	MYR	2,465,200	USD	549,177	17,709	—
Goldman Sachs & Co.	9/5/2023	NOK	5,714,700	USD	565,558	27,958	—
Goldman Sachs & Co.	9/5/2023	NZD	324,600	USD	202,029	8,468	—
JP Morgan & Chase Co.	9/5/2023	PHP	1,433,200	USD	26,090	780	—
RBC Capital Markets	9/5/2023	PHP	13,104,400	USD	238,739	7,315	—
Goldman Sachs & Co.	9/5/2023	PLN	1,103,200	USD	275,696	8,373	—
Goldman Sachs & Co.	9/5/2023	PLN	141,000	USD	35,234	1,068	—
JP Morgan & Chase Co.	9/5/2023	PLN	89,400	USD	22,342	679	—
Goldman Sachs & Co.	9/5/2023	QAR	1,355,000	USD	371,604	—	(633)
Goldman Sachs & Co.	9/5/2023	SAR	6,107,000	USD	1,627,188	—	(915)
RBC Capital Markets	9/5/2023	SEK	29,986,400	USD	2,858,475	118,940	—
JP Morgan & Chase Co.	9/5/2023	SGD	901,500	USD	680,033	12,822	—
JP Morgan & Chase Co.	9/5/2023	SGD	56,000	USD	42,242	796	—
RBC Capital Markets	9/5/2023	SGD	564,400	USD	425,747	8,027	—
JP Morgan & Chase Co.	9/5/2023	THB	25,768,600	USD	755,041	18,798	—
Goldman Sachs & Co.	9/5/2023	TRY	857,000	USD	31,145	—	(813)
Goldman Sachs & Co.	9/5/2023	TRY	1,083,000	USD	39,371	—	(1,014)
JP Morgan & Chase Co.	9/5/2023	TRY	4,895,500	USD	178,104	—	(4,452)
Goldman Sachs & Co.	9/5/2023	TWD	95,403,600	USD	3,040,268	42,678	—
JP Morgan & Chase Co.	9/5/2023	TWD	44,822,200	USD	1,426,777	18,460	—
RBC Capital Markets	9/5/2023	TWD	40,964,200	USD	1,305,133	18,034	—
Goldman Sachs & Co.	9/5/2023	USD	497,951	AED	1,829,000	28	—
RBC Capital Markets	9/5/2023	USD	6,242,180	AUD	9,638,200	4,047	—
RBC Capital Markets	9/5/2023	USD	10,016,853	CAD	13,551,500	13,150	—
RBC Capital Markets	9/5/2023	USD	8,819,360	CHF	7,789,700	3,787	—
Goldman Sachs & Co.	9/5/2023	USD	46,356	CZK	1,029,400	13	—
JP Morgan & Chase Co.	9/5/2023	USD	31,838	CZK	707,000	8	—
Goldman Sachs & Co.	9/5/2023	USD	43,137	DKK	291,000	—	(786)
Goldman Sachs & Co.	9/5/2023	USD	88,648	DKK	598,000	—	(1,617)
JP Morgan & Chase Co.	9/5/2023	USD	951,165	DKK	6,531,600	—	(574)
RBC Capital Markets	9/5/2023	USD	1,591,696	DKK	10,930,100	—	(961)
RBC Capital Markets	9/5/2023	USD	29,212,304	EUR	26,915,100	—	(19,873)
RBC Capital Markets	9/5/2023	USD	145,415	GBP	113,000	—	(2,263)
RBC Capital Markets	9/5/2023	USD	12,822,164	GBP	10,118,900	—	(3,232)
Goldman Sachs & Co.	9/5/2023	USD	11,123,359	HKD	87,226,600	1,893	—
Goldman Sachs & Co.	9/5/2023	USD	41,096	HUF	14,453,900	—	(34)
JP Morgan & Chase Co.	9/5/2023	USD	33,826	HUF	11,896,900	—	(28)
JP Morgan & Chase Co.	9/5/2023	USD	421,535	IDR	6,422,508,200	154	—
RBC Capital Markets	9/5/2023	USD	329,378	IDR	5,018,076,700	99	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/5/2023	USD	340,363	ILS	1,292,800	$—	$(356)
Goldman Sachs & Co.	9/5/2023	USD	3,240,873	INR	268,295,700	—	(619)
JP Morgan & Chase Co.	9/5/2023	USD	2,221,964	INR	183,889,700	—	(1,095)
Goldman Sachs & Co.	9/5/2023	USD	308,852	JPY	43,651,000	—	(8,594)
Goldman Sachs & Co.	9/5/2023	USD	18,927,497	JPY	2,755,559,700	26,909	—
Goldman Sachs & Co.	9/5/2023	USD	2,538,191	KRW	3,357,011,100	2,321	—
JP Morgan & Chase Co.	9/5/2023	USD	819,726	KRW	1,084,472,400	979	—
RBC Capital Markets	9/5/2023	USD	1,280,627	KRW	1,694,268,900	1,559	—
Goldman Sachs & Co.	9/5/2023	USD	298,459	KWD	92,000	108	—
Goldman Sachs & Co.	9/5/2023	USD	530,462	MXN	8,928,600	—	(7,266)
JP Morgan & Chase Co.	9/5/2023	USD	346,417	MXN	5,830,800	—	(4,745)
RBC Capital Markets	9/5/2023	USD	190,806	MXN	3,211,600	—	(2,614)
RBC Capital Markets	9/5/2023	USD	531,866	MYR	2,465,200	—	(398)
Goldman Sachs & Co.	9/5/2023	USD	537,240	NOK	5,714,700	360	—
Goldman Sachs & Co.	9/5/2023	USD	193,283	NZD	324,600	278	—
JP Morgan & Chase Co.	9/5/2023	USD	25,313	PHP	1,433,200	—	(3)
RBC Capital Markets	9/5/2023	USD	231,404	PHP	13,104,400	20	—
Goldman Sachs & Co.	9/5/2023	USD	301,899	PLN	1,244,200	—	(410)
JP Morgan & Chase Co.	9/5/2023	USD	21,692	PLN	89,400	—	(29)
Goldman Sachs & Co.	9/5/2023	USD	372,253	QAR	1,355,000	—	(15)
Goldman Sachs & Co.	9/5/2023	USD	1,628,251	SAR	6,107,000	—	(148)
RBC Capital Markets	9/5/2023	USD	2,738,509	SEK	29,986,400	1,026	—
JP Morgan & Chase Co.	9/5/2023	USD	708,997	SGD	957,500	—	(339)
RBC Capital Markets	9/5/2023	USD	417,919	SGD	564,400	—	(200)
JP Morgan & Chase Co.	9/5/2023	USD	735,972	THB	25,768,600	271	—
Goldman Sachs & Co.	9/5/2023	USD	72,625	TRY	1,940,000	—	(281)
JP Morgan & Chase Co.	9/5/2023	USD	183,644	TRY	4,895,500	—	(1,088)
Goldman Sachs & Co.	9/5/2023	USD	2,994,463	TWD	95,403,600	3,126	—
JP Morgan & Chase Co.	9/5/2023	USD	1,406,143	TWD	44,822,200	2,175	—
RBC Capital Markets	9/5/2023	USD	1,285,071	TWD	40,964,200	2,028	—
Goldman Sachs & Co.	9/5/2023	USD	106,575	ZAR	2,018,000	235	—
JP Morgan & Chase Co.	9/5/2023	USD	514,576	ZAR	9,743,500	1,136	—
RBC Capital Markets	9/5/2023	USD	609,892	ZAR	11,548,300	1,347	—
Goldman Sachs & Co.	9/5/2023	ZAR	736,000	USD	41,259	2,303	—
Goldman Sachs & Co.	9/5/2023	ZAR	1,282,000	USD	71,864	4,009	—
JP Morgan & Chase Co.	9/5/2023	ZAR	9,743,500	USD	546,192	30,480	—
RBC Capital Markets	9/5/2023	ZAR	11,548,300	USD	647,374	36,135	—
JP Morgan & Chase Co.	9/6/2023	BRL	3,211,800	USD	671,188	23,237	—
RBC Capital Markets	9/6/2023	BRL	6,770,400	USD	1,414,954	49,090	—
Goldman Sachs & Co.	9/6/2023	CLP	78,893,400	USD	93,653	1,180	—
JP Morgan & Chase Co.	9/6/2023	CLP	85,394,300	USD	101,320	1,227	—
JP Morgan & Chase Co.	9/6/2023	CNH	426,000	USD	59,826	1,272	—
JP Morgan & Chase Co.	9/6/2023	CNH	8,909,400	USD	1,251,215	26,611	—
RBC Capital Markets	9/6/2023	CNH	4,319,800	USD	606,668	12,908	—
Goldman Sachs & Co.	9/6/2023	COP	7,387,300	USD	1,804	1	—
JP Morgan & Chase Co.	9/6/2023	COP	163,398,300	USD	41,666	1,803	—
JP Morgan & Chase Co.	9/6/2023	USD	648,704	BRL	3,211,800	—	(754)
RBC Capital Markets	9/6/2023	USD	1,367,495	BRL	6,770,400	—	(1,631)
Goldman Sachs & Co.	9/6/2023	USD	92,095	CLP	78,893,400	378	—
JP Morgan & Chase Co.	9/6/2023	USD	99,684	CLP	85,394,300	409	—
JP Morgan & Chase Co.	9/6/2023	USD	1,282,599	CNH	9,335,400	558	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
RBC Capital Markets	9/6/2023	USD	593,501	CNH	4,319,800	$258	$—
Goldman Sachs & Co.	9/6/2023	USD	1,883	COP	7,387,300	—	(81)
JP Morgan & Chase Co.	9/6/2023	USD	39,897	COP	163,398,300	—	(34)
Goldman Sachs & Co.	9/7/2023	EGP	830,000	USD	26,370	—	(349)
Goldman Sachs & Co.	9/7/2023	USD	26,861	EGP	830,000	—	(142)
Goldman Sachs & Co.	10/3/2023	AED	1,829,000	USD	498,046	—	(48)
Goldman Sachs & Co.	10/3/2023	CAD	164,000	USD	121,269	—	(165)
RBC Capital Markets	10/3/2023	CAD	13,551,500	USD	10,020,757	—	(13,483)
RBC Capital Markets	10/3/2023	CHF	7,789,700	USD	8,846,172	—	(3,899)
Goldman Sachs & Co.	10/3/2023	CZK	1,029,400	USD	46,294	—	(24)
JP Morgan & Chase Co.	10/3/2023	CZK	707,000	USD	31,795	—	(16)
Goldman Sachs & Co.	10/3/2023	DKK	1,814,000	USD	264,588	151	—
JP Morgan & Chase Co.	10/3/2023	DKK	6,531,600	USD	952,669	521	—
RBC Capital Markets	10/3/2023	DKK	10,930,100	USD	1,594,274	932	—
RBC Capital Markets	10/3/2023	EUR	26,915,100	USD	29,251,627	19,583	—
RBC Capital Markets	10/3/2023	GBP	10,118,900	USD	12,823,824	3,358	—
Goldman Sachs & Co.	10/3/2023	HUF	14,453,900	USD	40,856	30	—
JP Morgan & Chase Co.	10/3/2023	HUF	11,896,900	USD	33,629	25	—
Goldman Sachs & Co.	10/3/2023	ILS	1,292,800	USD	340,722	324	—
Goldman Sachs & Co.	10/3/2023	JPY	2,755,559,700	USD	19,012,750	—	(27,335)
Goldman Sachs & Co.	10/3/2023	JPY	61,588,000	USD	424,937	—	(617)
Goldman Sachs & Co.	10/3/2023	KWD	92,000	USD	298,944	—	(211)
Goldman Sachs & Co.	10/3/2023	MXN	8,928,600	USD	527,888	7,299	—
JP Morgan & Chase Co.	10/3/2023	MXN	5,830,800	USD	344,736	4,766	—
RBC Capital Markets	10/3/2023	MXN	3,211,600	USD	189,880	2,625	—
Goldman Sachs & Co.	10/3/2023	NOK	5,714,700	USD	537,720	—	(350)
Goldman Sachs & Co.	10/3/2023	NOK	385,000	USD	36,224	—	(26)
Goldman Sachs & Co.	10/3/2023	NZD	324,600	USD	193,293	—	(280)
JP Morgan & Chase Co.	10/3/2023	PHP	1,433,200	USD	25,296	—	(2)
RBC Capital Markets	10/3/2023	PHP	13,104,400	USD	231,200	—	(110)
Goldman Sachs & Co.	10/3/2023	PLN	1,244,200	USD	301,423	395	—
JP Morgan & Chase Co.	10/3/2023	PLN	89,400	USD	21,657	27	—
Goldman Sachs & Co.	10/3/2023	QAR	1,355,000	USD	371,997	—	(157)
Goldman Sachs & Co.	10/3/2023	SAR	6,107,000	USD	1,627,210	—	(113)
RBC Capital Markets	10/3/2023	SEK	29,986,400	USD	2,742,266	—	(1,029)
JP Morgan & Chase Co.	10/3/2023	SGD	957,500	USD	709,859	302	—
RBC Capital Markets	10/3/2023	SGD	564,400	USD	418,438	189	—
JP Morgan & Chase Co.	10/3/2023	THB	25,768,600	USD	737,109	—	(1,183)
Goldman Sachs & Co.	10/3/2023	TRY	1,940,000	USD	71,153	254	—
JP Morgan & Chase Co.	10/3/2023	TRY	4,895,500	USD	179,733	821	—
JP Morgan & Chase Co.	10/3/2023	USD	72,687	CHF	64,000	25	—
Goldman Sachs & Co.	10/3/2023	USD	264,101	EUR	243,000	—	(183)
Goldman Sachs & Co.	10/3/2023	USD	102,654	GBP	81,000	—	(29)
Goldman Sachs & Co.	10/3/2023	USD	63,794	MXN	1,079,000	—	(882)
JP Morgan & Chase Co.	10/3/2023	USD	32,244	PHP	1,827,000	5	—
Goldman Sachs & Co.	10/3/2023	USD	63,693	SAR	239,000	—	(7)
RBC Capital Markets	10/3/2023	USD	151,629	SEK	1,658,000	53	—
Goldman Sachs & Co.	10/3/2023	USD	51,367	ZAR	975,000	111	—
Goldman Sachs & Co.	10/3/2023	ZAR	2,018,000	USD	106,312	—	(234)
JP Morgan & Chase Co.	10/3/2023	ZAR	9,743,500	USD	513,306	—	(1,131)
RBC Capital Markets	10/3/2023	ZAR	11,548,300	USD	608,386	—	(1,341)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
RBC Capital Markets	10/4/2023	AUD	112,000	USD	72,614	$—	$(48)
RBC Capital Markets	10/4/2023	AUD	9,638,200	USD	6,248,898	—	(4,044)
JP Morgan & Chase Co.	10/4/2023	BRL	3,211,800	USD	645,906	816	—
RBC Capital Markets	10/4/2023	BRL	6,770,400	USD	1,361,596	1,761	—
Goldman Sachs & Co.	10/4/2023	CLP	78,893,400	USD	91,774	—	(412)
JP Morgan & Chase Co.	10/4/2023	CLP	85,394,300	USD	99,336	—	(446)
JP Morgan & Chase Co.	10/4/2023	COP	163,398,300	USD	39,525	30	—
Goldman Sachs & Co.	10/4/2023	EGP	830,000	USD	26,391	217	—
Goldman Sachs & Co.	10/4/2023	HKD	87,226,600	USD	11,139,269	—	(1,576)
JP Morgan & Chase Co.	10/4/2023	IDR	6,422,508,200	USD	421,231	—	(381)
RBC Capital Markets	10/4/2023	IDR	5,018,076,700	USD	329,054	—	(362)
RBC Capital Markets	10/4/2023	MYR	2,465,200	USD	532,153	—	(345)
Goldman Sachs & Co.	10/4/2023	TWD	95,403,600	USD	2,997,474	—	(11,011)
JP Morgan & Chase Co.	10/4/2023	TWD	44,822,200	USD	1,407,909	—	(5,527)
RBC Capital Markets	10/4/2023	TWD	40,964,200	USD	1,286,322	—	(5,455)
Goldman Sachs & Co.	10/4/2023	USD	1,787	COP	7,387,300	—	(1)
Goldman Sachs & Co.	10/4/2023	USD	564,492	HKD	4,420,000	44	—
Goldman Sachs & Co.	10/4/2023	USD	153,916	TWD	4,894,000	413	—
Goldman Sachs & Co.	10/5/2023	INR	268,295,700	USD	3,235,207	—	(1,546)
JP Morgan & Chase Co.	10/5/2023	INR	183,889,700	USD	2,218,880	412	—
Goldman Sachs & Co.	10/6/2023	KRW	3,357,011,100	USD	2,542,035	—	(2,892)
JP Morgan & Chase Co.	10/6/2023	KRW	1,084,472,400	USD	821,029	—	(1,102)
RBC Capital Markets	10/6/2023	KRW	1,694,268,900	USD	1,282,585	—	(1,829)
Goldman Sachs & Co.	10/6/2023	USD	155,029	KRW	204,569,000	53	—
JP Morgan & Chase Co.	10/10/2023	CNH	9,335,400	USD	1,284,530	—	(1,002)
RBC Capital Markets	10/10/2023	CNH	4,319,800	USD	594,395	—	(464)
JP Morgan & Chase Co.	10/10/2023	USD	91,525	CNH	665,000	49	—

Total unrealized appreciation (depreciation)						$2,984,258	$(160,125)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$128,894,489	$—	$7,531	$128,902,020
Preferred Stocks(a)	1,207,246	—	0	1,207,246
Corporate Bonds	—	204	—	204
Rights(a)	2,026	—	—	2,026
Warrants(a)	4,362	—	0	4,362
Short-Term Investments(a)	1,765,803	—	—	1,765,803
Derivatives(b)
Forward Foreign Currency Contracts	—	2,984,258	—	2,984,258
Futures Contracts	3,242	—	—	3,242

TOTAL	$131,877,168	$2,984,462	$7,531	$134,869,161

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(160,125)	$—	$(160,125)
Futures Contracts	(60,972)	—	—	(60,972)

TOTAL	$(60,972)	$(160,125)	$—	$(221,097)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2023, the amount of transfers from Level 1 to Level 3 was $5,249. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBAW-PH1

R-089711-1 (5/24) DBX005195 (5/24)